Schedule of Investments (unaudited) March 31, 2024	iShares MSCI Total International Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Total International ex U.S. Index Master Portfolio of Master Investment Portfolio	$1,901,051,239

Total Investments — 100.1% (Cost: $1,457,279,984)	1,901,051,239
Liabilities in Excess of Other Assets — (0.1)%	(1,201,984)

Net Assets — 100.0%	$1,899,849,255

iShares MSCI Total International Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2024, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,901,051,239 and 99.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.7%
Ampol Ltd.	14,063	$364,798
ANZ Group Holdings Ltd.	215,846	4,136,925
APA Group	76,671	420,233
Aristocrat Leisure Ltd.	43,135	1,207,819
ASX Ltd.	15,181	656,775
Aurizon Holdings Ltd.	137,482	358,478
BHP Group Ltd., Class DI	363,392	10,507,097
BlueScope Steel Ltd.	28,378	441,366
Brambles Ltd.	96,208	1,012,503
CAR Group Ltd.	24,727	581,230
Cochlear Ltd.	4,363	959,559
Coles Group Ltd.	93,061	1,027,320
Commonwealth Bank of Australia	120,457	9,448,576
Computershare Ltd.	37,235	634,220
Dexus	79,034	407,230
EBOS Group Ltd.	10,308	210,818
Endeavour Group Ltd./Australia	115,390	414,300
Fortescue Ltd.	121,863	2,039,381
Glencore PLC	738,541	4,052,785
Goodman Group	135,806	2,991,438
GPT Group	129,031	383,998
IDP Education Ltd. (a)	21,359	249,326
Insurance Australia Group Ltd.	176,361	735,660
Lottery Corp. Ltd.	155,513	521,529
Macquarie Group Ltd.	25,298	3,290,701
Medibank Pvt Ltd.	172,608	422,911
Mineral Resources Ltd.	13,255	611,562
Mirvac Group	235,746	362,344
National Australia Bank Ltd.	223,458	5,059,552
Northern Star Resources Ltd.	84,258	795,021
Orica Ltd.	41,369	492,058
Origin Energy Ltd.	129,582	777,326
Pilbara Minerals Ltd. (a)	234,454	585,068
Qantas Airways Ltd. (b)	53,113	188,558
QBE Insurance Group Ltd.	107,295	1,268,302
Ramsay Health Care Ltd.	12,189	448,727
REA Group Ltd.	3,131	378,312
Reece Ltd.	18,949	346,951
Rio Tinto Ltd. (a)	25,630	2,034,133
Rio Tinto PLC	83,799	5,298,180
Santos Ltd.	222,708	1,127,549
Scentre Group	405,158	894,801
SEEK Ltd.	20,381	332,345
Seven Group Holdings Ltd.	14,861	394,911
Sonic Healthcare Ltd.	30,007	575,018
South32 Ltd.	337,592	658,754
Stockland	205,293	648,700
Suncorp Group Ltd.	95,389	1,018,175
Telstra Group Ltd.	301,359	758,046
Transurban Group	211,241	1,832,540
Treasury Wine Estates Ltd.	53,683	435,455
Vicinity Ltd.	257,934	358,021
Washington H Soul Pattinson & Co. Ltd.	19,317	422,898
Wesfarmers Ltd.	84,519	3,767,423
Westpac Banking Corp.	255,985	4,353,831
WiseTech Global Ltd.	11,221	686,309
Woodside Energy Group Ltd.	139,624	2,783,037
Woolworths Group Ltd.	87,430	1,889,890

		89,060,773

Security	Shares	Value

Austria — 0.1%
Erste Group Bank AG	23,578	$1,050,817
Mondi PLC	35,244	620,763
OMV AG	9,141	432,941
Verbund AG	4,162	304,076
Voestalpine AG	8,881	249,139

		2,657,736

Belgium — 0.5%
Ageas SA/NV	11,973	554,656
Anheuser-Busch InBev SA	65,806	4,005,873
D’ieteren Group	2,071	459,144
Elia Group SA/NV	2,515	271,482
Groupe Bruxelles Lambert NV	6,898	521,476
KBC Group NV	17,925	1,343,875
Lotus Bakeries NV	27	260,704
Sofina SA	925	207,431
Syensqo SA (b)	4,759	450,942
UCB SA	10,011	1,235,826
Umicore SA	13,889	299,441
Warehouses De Pauw CVA	14,567	415,375

		10,026,225

Brazil — 1.1%
Ambev SA	304,175	757,496
Atacadao SA	57,685	156,766
B3 SA - Brasil Bolsa Balcao	376,554	900,204
Banco Bradesco SA	98,456	250,096
Banco BTG Pactual SA	88,794	644,967
Banco do Brasil SA	62,464	705,170
Banco Santander Brasil SA	25,605	145,602
BB Seguridade Participacoes SA	53,016	343,757
Caixa Seguridade Participacoes S/A	80,299	250,084
CCR SA	52,851	145,632
Centrais Eletricas Brasileiras SA	92,400	768,250
Cia de Saneamento Basico do Estado de Sao Paulo	21,664	365,861
Cia Siderurgica Nacional SA	38,838	121,577
Cosan SA	110,276	356,197
CPFL Energia SA	19,091	132,503
Energisa SA	23,622	225,463
Eneva SA (b)	70,481	179,175
Engie Brasil Energia SA	25,356	203,540
Equatorial Energia SA	71,459	463,770
Hapvida Participacoes e Investimentos SA (b)(c)	332,416	245,232
Hypera SA	36,235	237,911
Klabin SA	50,466	254,171
Localiza Rent a Car SA	62,481	681,194
Lojas Renner SA	59,690	202,085
Magazine Luiza SA (b)	185,898	66,718
Natura & Co. Holding SA	71,592	255,227
Petroleo Brasileiro SA	255,174	1,947,613
PRIO SA	59,039	573,745
Raia Drogasil SA	86,360	471,283
Rede D’Or Sao Luiz SA (c)	40,523	204,498
Rumo SA	94,600	419,866
Sendas Distribuidora S/A	102,616	300,969
Suzano SA	56,599	722,017
Telefonica Brasil SA	36,056	363,766
TIM SA/Brazil	41,040	145,654
TOTVS SA	46,780	264,708
Ultrapar Participacoes SA	45,628	259,008
Vale SA	240,115	2,912,269
Vibra Energia SA	77,463	386,280
WEG SA	120,379	916,872

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Wheaton Precious Metals Corp.	32,629	$1,536,843
Yara International ASA	11,135	353,081

		20,837,120

Canada — 7.3%
Agnico Eagle Mines Ltd.	33,743	2,012,050
Air Canada (a)(b)	13,677	198,004
Alimentation Couche-Tard, Inc.	56,575	3,228,979
AltaGas Ltd.	16,709	369,077
ARC Resources Ltd. (a)	38,010	677,673
Bank of Montreal	50,952	4,974,642
Bank of Nova Scotia (a)	85,410	4,418,204
Barrick Gold Corp. (a)	132,403	2,202,237
BCE, Inc.	4,874	165,627
Brookfield Asset Management Ltd., Class A	25,782	1,083,013
Brookfield Corp., Class A	96,542	4,039,718
CAE, Inc. (b)	23,225	479,571
Cameco Corp.	29,694	1,285,487
Canadian Apartment Properties REIT (a)	5,093	174,799
Canadian Imperial Bank of Commerce (a)	65,177	3,304,200
Canadian National Railway Co. (a)	38,879	5,119,669
Canadian Natural Resources Ltd.	75,931	5,792,293
Canadian Pacific Kansas City Ltd.	65,882	5,808,783
Canadian Tire Corp. Ltd., Class A (a)	3,349	334,022
Canadian Utilities Ltd., Class A	7,661	174,480
CCL Industries, Inc., Class B	11,840	605,133
Cenovus Energy, Inc. (a)	98,188	1,962,963
CGI, Inc. (b)	14,733	1,625,410
Constellation Software, Inc./Canada	1,420	3,878,779
Descartes Systems Group, Inc. (b)	5,669	518,541
Dollarama, Inc.	19,542	1,488,715
Element Fleet Management Corp.	24,611	397,722
Emera, Inc.	19,724	694,137
Empire Co. Ltd., Class A	13,709	334,793
Enbridge, Inc.	151,009	5,457,082
Fairfax Financial Holdings Ltd.	1,464	1,578,079
FirstService Corp.	2,427	401,797
Fortis, Inc./Canada (a)	43,211	1,707,322
Franco-Nevada Corp.	13,976	1,665,296
George Weston Ltd.	3,891	525,704
Gildan Activewear, Inc., Class A	13,731	509,584
Great-West Lifeco, Inc.	18,393	588,228
Hydro One Ltd. (c)	22,519	656,676
iA Financial Corp., Inc.	6,622	411,385
IGM Financial, Inc. (a)	4,062	104,747
Imperial Oil Ltd.	15,043	1,037,590
Intact Financial Corp.	13,156	2,137,128
Ivanhoe Mines Ltd., Class A (a)(b)	38,741	462,186
Keyera Corp. (a)	14,274	367,664
Kinross Gold Corp.	89,851	551,225
Loblaw Cos. Ltd.	12,083	1,338,938
Magna International, Inc. (a)	19,911	1,084,665
Manulife Financial Corp.	126,146	3,150,507
MEG Energy Corp. (b)	19,708	452,489
Metro, Inc.	16,698	896,444
National Bank of Canada (a)	24,340	2,049,552
Northland Power, Inc.	23,241	379,701
Nutrien Ltd.	34,018	1,848,130
Onex Corp.	4,171	312,452
Open Text Corp.	20,676	802,282
Pan American Silver Corp. (a)	24,338	366,898
Parkland Corp.	12,474	397,275

Security	Shares	Value

Canada (continued)
Pembina Pipeline Corp.	38,676	$1,365,102
Power Corp. of Canada (a)	39,983	1,121,077
Quebecor, Inc., Class B	9,595	210,310
RB Global, Inc. (a)	12,950	986,343
Restaurant Brands International, Inc.	24,260	1,926,579
RioCan Real Estate Investment Trust	9,233	125,897
Rogers Communications, Inc., Class B	25,085	1,027,808
Royal Bank of Canada	101,520	10,239,314
Saputo, Inc. (a)	16,184	318,411
Shopify, Inc., Class A (b)	87,258	6,731,727
Stantec, Inc.	7,410	615,207
Sun Life Financial, Inc.	42,354	2,311,014
Suncor Energy, Inc.	92,567	3,416,208
TC Energy Corp. (a)	82,264	3,306,229
Teck Resources Ltd., Class B	33,603	1,538,065
TELUS Corp.	41,150	658,315
TFI International, Inc.	5,665	903,355
Thomson Reuters Corp.	11,577	1,801,655
TMX Group Ltd.	19,820	522,807
Toromont Industries Ltd.	5,474	526,770
Toronto-Dominion Bank	126,067	7,608,414
Tourmaline Oil Corp.	22,500	1,051,955
West Fraser Timber Co. Ltd.	3,452	298,066
WSP Global, Inc.	8,924	1,487,344

		138,687,719

Chile — 0.2%
Antofagasta PLC	24,306	624,324
Banco de Chile	3,300,922	367,160
Banco de Credito e Inversiones SA	3,375	96,486
Banco Santander Chile	3,568,890	177,758
Cencosud SA	73,021	126,699
Cia Sud Americana de Vapores SA	1,681,449	126,482
Empresas CMPC SA	65,894	133,904
Empresas Copec SA	41,034	294,802
Enel Americas SA	1,282,819	125,052
Enel Chile SA	1,792,039	107,730
Falabella SA (b)	52,829	138,664
Latam Airlines Group SA (b)	17,025,204	212,170
Lundin Mining Corp.	48,972	501,090

		3,032,321

China — 7.1%
360 Security Technology, Inc., Class A (b)	73,500	89,672
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	35,980
AAC Technologies Holdings, Inc.	49,000	164,560
Advanced Micro-Fabrication Equipment, Inc. China, Class A	5,400	111,101
AECC Aviation Power Co. Ltd., Class A	7,600	35,145
Agricultural Bank of China Ltd., Class A	289,800	166,483
Agricultural Bank of China Ltd., Class H	2,250,000	949,747
Aier Eye Hospital Group Co. Ltd., Class A	27,670	49,034
Air China Ltd., Class A (b)	20,298	20,419
Air China Ltd., Class H (b)	230,000	111,771
Airtac International Group	8,371	290,216
Akeso, Inc. (a)(b)(c)	28,000	167,133
Alibaba Group Holding Ltd.	1,163,352	10,519,990
Alibaba Health Information Technology Ltd. (a)(b)	556,000	226,545
Aluminum Corp. of China Ltd., Class A	100,100	98,109
Aluminum Corp. of China Ltd., Class H	470,000	299,277
Angel Yeast Co. Ltd., Class A	6,000	23,816
Anhui Conch Cement Co. Ltd., Class A	17,700	54,172

2

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Anhui Conch Cement Co. Ltd., Class H	89,500	$185,593
Anhui Gujing Distillery Co. Ltd., Class A	1,500	54,249
Anhui Gujing Distillery Co. Ltd., Class B	8,500	119,615
ANTA Sports Products Ltd.	91,200	972,448
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,800	34,463
Autohome, Inc., ADR	3,727	97,722
AviChina Industry & Technology Co. Ltd., Class H	116,000	45,669
Baidu, Inc., Class A (b)	166,252	2,188,643
Bank of Beijing Co. Ltd., Class A	100,100	77,894
Bank of Chengdu Co. Ltd., Class A	6,800	12,680
Bank of China Ltd., Class A	352,000	212,393
Bank of China Ltd., Class H	5,447,000	2,233,327
Bank of Communications Co. Ltd., Class A	134,200	115,546
Bank of Communications Co. Ltd., Class H	782,700	514,712
Bank of Jiangsu Co. Ltd., Class A	54,240	58,582
Bank of Nanjing Co. Ltd., Class A	57,500	71,514
Bank of Ningbo Co. Ltd., Class A	28,160	80,784
Bank of Shanghai Co. Ltd., Class A	76,510	70,705
Baoshan Iron & Steel Co. Ltd., Class A	75,798	67,582
BeiGene Ltd. (b)	52,069	626,421
Beijing Enterprises Holdings Ltd.	67,500	196,033
Beijing Enterprises Water Group Ltd.	232,000	51,642
Beijing Kingsoft Office Software, Inc., Class A	3,403	140,202
Beijing Tongrentang Co. Ltd., Class A	5,500	31,577
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,699	64,047
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	246,900	169,736
Bilibili, Inc., Class Z (a)(b)	17,519	198,728
BOC Aviation Ltd. (c)	12,300	94,890
BOC Hong Kong Holdings Ltd.	242,500	650,213
BOE Technology Group Co. Ltd., Class A	158,600	88,051
Bosideng International Holdings Ltd.	234,000	117,039
Brilliance China Automotive Holdings Ltd.	174,000	120,089
BYD Co. Ltd., Class A	6,700	192,424
BYD Co. Ltd., Class H	86,500	2,214,837
BYD Electronic International Co. Ltd.	62,500	230,712
C&D International Investment Group Ltd.	63,000	110,064
Cambricon Technologies Corp. Ltd., Class A (b)	5,761	141,612
Canmax Technologies Co. Ltd., Class A	12,870	34,924
CGN Power Co. Ltd., Class H (c)	675,000	200,258
Changchun High & New Technology Industry Group, Inc., Class A	2,200	36,791
Chaozhou Three-Circle Group Co. Ltd., Class A	6,900	23,624
China Cinda Asset Management Co. Ltd., Class H	522,000	43,386
China CITIC Bank Corp. Ltd., Class H	547,000	291,770
China Coal Energy Co. Ltd., Class H	194,000	188,968
China Communications Services Corp. Ltd., Class H	138,000	64,398
China Construction Bank Corp., Class A	183,600	172,713
China Construction Bank Corp., Class H	6,577,000	3,969,041
China CSSC Holdings Ltd., Class A	30,600	145,804
China Energy Engineering Corp. Ltd., Class A	19,100	5,525
China Everbright Bank Co. Ltd., Class A	318,300	122,161
China Feihe Ltd. (c)	213,000	100,234
China Galaxy Securities Co. Ltd., Class A	57,500	93,711
China Galaxy Securities Co. Ltd., Class H	413,500	203,205
China Gas Holdings Ltd.	181,000	163,289
China Hongqiao Group Ltd.	133,000	149,883
China International Capital Corp. Ltd., Class A	25,600	112,958
China International Capital Corp. Ltd., Class H (c)	80,800	95,928
China Life Insurance Co. Ltd., Class A	34,700	136,342
China Life Insurance Co. Ltd., Class H	474,000	570,023
China Literature Ltd. (b)(c)	21,400	71,695

Security	Shares	Value

China (continued)
China Longyuan Power Group Corp. Ltd., Class H	323,000	$226,591
China Medical System Holdings Ltd.	81,000	85,068
China Mengniu Dairy Co. Ltd.	242,000	520,864
China Merchants Bank Co. Ltd., Class A	120,100	533,128
China Merchants Bank Co. Ltd., Class H	234,078	927,772
China Merchants Energy Shipping Co. Ltd., Class A	133,700	141,942
China Merchants Port Holdings Co. Ltd.	65,720	78,803
China Merchants Securities Co. Ltd., Class A	26,300	50,131
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	43,912
China Minsheng Banking Corp. Ltd., Class A	159,000	88,902
China Minsheng Banking Corp. Ltd., Class H	361,180	125,171
China National Building Material Co. Ltd., Class H	228,000	78,477
China National Nuclear Power Co. Ltd., Class A	127,500	157,182
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,700	20,244
China Oilfield Services Ltd., Class H	182,000	209,473
China Overseas Land & Investment Ltd.	245,500	354,316
China Overseas Property Holdings Ltd., Class H	85,000	47,112
China Pacific Insurance Group Co. Ltd., Class A	27,600	86,093
China Pacific Insurance Group Co. Ltd., Class H	220,000	385,951
China Petroleum & Chemical Corp., Class A	186,500	159,890
China Petroleum & Chemical Corp., Class H	1,576,400	896,539
China Power International Development Ltd.	424,000	174,115
China Railway Group Ltd., Class A	122,200	114,703
China Railway Group Ltd., Class H	230,000	113,847
China Resources Beer Holdings Co. Ltd.	130,000	600,297
China Resources Gas Group Ltd.	98,200	313,361
China Resources Land Ltd.	207,111	657,046
China Resources Mixc Lifestyle Services Ltd. (a)(c)	55,000	174,288
China Resources Pharmaceutical Group Ltd. (c)	170,000	108,696
China Resources Power Holdings Co. Ltd.	120,000	280,255
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	16,900	122,707
China Ruyi Holdings Ltd. (b)	596,000	151,716
China Shenhua Energy Co. Ltd., Class A	31,800	169,300
China Shenhua Energy Co. Ltd., Class H	260,000	1,022,755
China Southern Airlines Co. Ltd., Class A (b)	136,100	105,023
China State Construction Engineering Corp. Ltd., Class A	145,500	104,627
China State Construction International Holdings Ltd.	188,000	205,496
China Taiping Insurance Holdings Co. Ltd.	72,672	63,708
China Three Gorges Renewables Group Co. Ltd., Class A	116,800	75,305
China Tourism Group Duty Free Corp. Ltd., Class A	7,000	83,212
China Tourism Group Duty Free Corp. Ltd., Class H (c)	5,500	54,903
China Tower Corp. Ltd., Class H (c)	2,650,000	304,987
China United Network Communications Ltd., Class A	225,300	143,158
China Vanke Co. Ltd., Class A	62,901	80,096
China Vanke Co. Ltd., Class H	86,200	59,807
China Yangtze Power Co. Ltd., Class A	143,800	492,052
China Zheshang Bank Co. Ltd., Class A	257,920	104,475
Chongqing Changan Automobile Co. Ltd., Class A	55,510	131,359
Chongqing Zhifei Biological Products Co. Ltd., Class A	26,450	164,946
Chow Tai Fook Jewellery Group Ltd. (a)	165,800	244,850
CITIC Ltd.	500,000	481,242
CITIC Securities Co. Ltd., Class A	96,215	256,225
CITIC Securities Co. Ltd., Class H	173,450	286,506
CMOC Group Ltd., Class A	169,700	191,192
CMOC Group Ltd., Class H	213,000	181,396

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Contemporary Amperex Technology Co. Ltd., Class A	21,600	$562,024
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	12,400	27,211
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	170,000	176,149
COSCO SHIPPING Holdings Co. Ltd., Class A	70,377	100,590
COSCO SHIPPING Holdings Co. Ltd., Class H	179,350	188,834
COSCO SHIPPING Ports Ltd.	134,000	73,577
Country Garden Holdings Co. Ltd. (a)(b)	447,270	27,807
Country Garden Services Holdings Co. Ltd.	107,000	68,672
CRRC Corp. Ltd., Class A	246,400	224,662
CRRC Corp. Ltd., Class H	309,000	166,795
CSC Financial Co. Ltd., Class A	17,500	52,999
CSPC Pharmaceutical Group Ltd.	664,400	522,949
Daqin Railway Co. Ltd., Class A	53,300	53,723
Dongfeng Motor Group Co. Ltd., Class H	138,000	57,705
East Buy Holding Ltd. (a)(b)(c)	26,000	69,186
East Money Information Co. Ltd., Class A	86,250	153,156
Ecovacs Robotics Co. Ltd., Class A	1,800	8,826
ENN Energy Holdings Ltd.	65,300	508,096
ESR Group Ltd. (c)	124,200	133,066
Eve Energy Co. Ltd., Class A	4,600	24,894
Everbright Securities Co. Ltd., Class A	28,900	64,764
Fangda Carbon New Material Co. Ltd., Class A (b)	10,420	6,890
Far East Horizon Ltd.	141,000	104,486
Flat Glass Group Co. Ltd., Class A	18,000	71,482
Flat Glass Group Co. Ltd., Class H	16,000	38,945
Focus Media Information Technology Co. Ltd., Class A	37,300	33,408
Foshan Haitian Flavouring & Food Co. Ltd., Class A	28,572	155,905
Fosun International Ltd.	131,500	68,611
Founder Securities Co. Ltd., Class A	33,200	35,750
Foxconn Industrial Internet Co. Ltd., Class A	116,000	375,079
Fuyao Glass Industry Group Co. Ltd., Class A	13,000	76,886
Fuyao Glass Industry Group Co. Ltd., Class H (c)	38,800	195,484
Ganfeng Lithium Group Co. Ltd., Class A	10,780	53,375
Ganfeng Lithium Group Co. Ltd., Class H (c)	29,040	89,017
GCL Technology Holdings Ltd.	1,362,000	223,158
GD Power Development Co. Ltd., Class A	235,600	162,531
Geely Automobile Holdings Ltd.	403,000	476,944
Genscript Biotech Corp. (a)(b)	68,000	126,181
GF Securities Co. Ltd., Class A	12,900	23,849
GF Securities Co. Ltd., Class H	93,600	97,015
Giant Biogene Holding Co. Ltd. (b)(c)	35,000	190,531
GigaDevice Semiconductor, Inc., Class A	980	9,823
Ginlong Technologies Co. Ltd., Class A	4,800	39,224
GoerTek, Inc., Class A	17,700	38,482
Goldwind Science & Technology Co. Ltd., Class A	64,400	65,920
Gotion High-tech Co. Ltd., Class A (b)	16,100	45,032
Great Wall Motor Co. Ltd., Class A	13,605	42,798
Great Wall Motor Co. Ltd., Class H	156,000	173,787
Gree Electric Appliances, Inc. of Zhuhai, Class A	9,100	49,139
Guangdong Haid Group Co. Ltd., Class A	10,700	63,447
Guangdong Investment Ltd.	164,000	70,256
Guangzhou Automobile Group Co. Ltd., Class A	19,900	24,435
Guangzhou Automobile Group Co. Ltd., Class H	176,400	72,404
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,700	26,795
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,200	21,595
Guosen Securities Co. Ltd., Class A	25,900	29,566
Guotai Junan Securities Co. Ltd., Class A	55,544	109,056

Security	Shares	Value

China (continued)
H World Group Ltd., ADR (a)	17,158	$664,015
Haidilao International Holding Ltd. (c)	162,000	366,582
Haier Smart Home Co. Ltd., Class A	41,800	144,588
Haier Smart Home Co. Ltd., Class H	151,400	471,126
Haitian International Holdings Ltd.	51,000	148,410
Haitong Securities Co. Ltd., Class A	45,000	53,758
Haitong Securities Co. Ltd., Class H	173,200	82,843
Hangzhou First Applied Material Co. Ltd., Class A	21,756	84,554
Hangzhou Silan Microelectronics Co. Ltd., Class A	15,700	42,383
Hansoh Pharmaceutical Group Co. Ltd. (c)	142,000	281,260
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	52,552
Hengan International Group Co. Ltd.	39,000	122,941
Hengli Petrochemical Co. Ltd., Class A (b)	26,600	50,206
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,600	85,486
Hoshine Silicon Industry Co. Ltd., Class A	3,800	25,932
Hua Hong Semiconductor Ltd. (b)(c)	32,000	62,452
Huadian Power International Corp. Ltd., Class A	158,200	147,694
Huadong Medicine Co. Ltd., Class A	2,500	10,581
Huaibei Mining Holdings Co. Ltd., Class A	1,400	3,160
Hualan Biological Engineering, Inc., Class A	10,800	29,472
Huaneng Power International, Inc., Class A (b)	97,400	122,717
Huaneng Power International, Inc., Class H (a)(b)	438,000	258,366
Huatai Securities Co. Ltd., Class A	31,600	60,202
Huatai Securities Co. Ltd., Class H (c)	84,000	96,120
Huaxia Bank Co. Ltd., Class A	132,899	118,451
Huayu Automotive Systems Co. Ltd., Class A	8,300	18,821
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,000	121,541
Hunan Valin Steel Co. Ltd., Class A	25,800	18,266
Hundsun Technologies, Inc., Class A	22,200	69,613
Hygeia Healthcare Holdings Co. Ltd. (c)	21,600	88,154
Hygon Information Technology Co. Ltd., Class A	17,520	185,340
Iflytek Co. Ltd., Class A	8,600	58,782
Imeik Technology Development Co. Ltd., Class A	1,400	65,253
Industrial & Commercial Bank of China Ltd., Class A	246,700	178,414
Industrial & Commercial Bank of China Ltd., Class H	4,645,000	2,334,733
Industrial Bank Co. Ltd., Class A	73,700	164,996
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (b)	191,700	41,989
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	74,339
Inner Mongolia Yitai Coal Co. Ltd., Class B	115,200	219,866
Innovent Biologics, Inc. (b)(c)	95,500	460,788
iQIYI, Inc., ADR (a)(b)	40,925	173,113
Isoftstone Information Technology Group Co. Ltd., Class A (b)	15,300	98,826
JA Solar Technology Co. Ltd., Class A	18,424	44,091
JD Health International, Inc. (b)(c)	69,600	247,340
JD Logistics, Inc. (b)(c)	116,400	118,900
JD.com, Inc., Class A	160,946	2,207,676
Jiangsu Eastern Shenghong Co. Ltd., Class A	43,500	59,441
Jiangsu Expressway Co. Ltd., Class H	158,000	161,725
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	45,808
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,912	247,859
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,200	70,661
Jiangsu Zhongtian Technology Co. Ltd., Class A	45,000	87,202
Jiangxi Copper Co. Ltd., Class H	68,000	116,142
Jinko Solar Co. Ltd., Class A	92,005	104,594
Kanzhun Ltd., ADR	17,616	308,808
KE Holdings, Inc., ADR	43,487	597,076
Kingboard Holdings Ltd.	36,500	74,521

4

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Kingdee International Software Group Co. Ltd. (b)	242,000	$273,863
Kingsoft Corp. Ltd.	94,000	290,115
Kuaishou Technology (b)(c)	165,800	1,043,644
Kunlun Energy Co. Ltd.	268,000	223,885
Kunlun Tech Co. Ltd., Class A (b)	21,600	120,892
Kweichow Moutai Co. Ltd., Class A	5,416	1,270,537
Lenovo Group Ltd.	570,000	660,402
Lens Technology Co. Ltd., Class A	12,300	22,955
Li Auto, Inc., Class A (b)	88,746	1,347,565
Li Ning Co. Ltd.	183,500	489,525
Lingyi iTech Guangdong Co., Class A	7,000	5,255
Longfor Group Holdings Ltd. (c)	91,500	129,784
LONGi Green Energy Technology Co. Ltd., Class A	27,216	73,551
Luxshare Precision Industry Co. Ltd., Class A	53,629	219,787
Luzhou Laojiao Co. Ltd., Class A	4,900	125,014
Mango Excellent Media Co. Ltd., Class A	11,800	39,784
Maxscend Microelectronics Co. Ltd., Class A	3,744	51,833
Meituan, Class B (b)(c)	372,530	4,598,545
Metallurgical Corp. of China Ltd., Class A	138,300	65,347
Midea Group Co. Ltd., Class A	24,300	216,196
MINISO Group Holding Ltd.	34,528	178,319
Montage Technology Co. Ltd., Class A	11,000	70,369
Muyuan Foods Co. Ltd., Class A	19,046	110,328
NARI Technology Co. Ltd., Class A	26,265	87,255
NAURA Technology Group Co. Ltd., Class A	4,500	190,046
NetEase, Inc.	135,325	2,804,154
New China Life Insurance Co. Ltd., Class A	7,700	32,027
New China Life Insurance Co. Ltd., Class H	66,500	117,932
New Hope Liuhe Co. Ltd., Class A (b)	12,700	16,394
New Oriental Education & Technology Group, Inc. (b)	103,920	908,246
Ninestar Corp., Class A	18,700	59,126
Ningbo Tuopu Group Co. Ltd., Class A	1,300	11,461
Ningxia Baofeng Energy Group Co. Ltd., Class A	70,800	152,877
NIO, Inc., ADR (a)(b)	91,734	412,803
Nongfu Spring Co. Ltd., Class H (c)	138,000	745,867
Orient Securities Co. Ltd./China, Class A	34,368	39,032
PDD Holdings, Inc., ADR (a)(b)	42,206	4,906,447
People’s Insurance Co. Group of China Ltd., Class A	152,700	107,791
People’s Insurance Co. Group of China Ltd., Class H	496,000	158,567
PetroChina Co. Ltd., Class H	1,462,000	1,253,843
PICC Property & Casualty Co. Ltd., Class H	520,298	686,660
Ping An Bank Co. Ltd., Class A	69,600	100,606
Ping An Insurance Group Co. of China Ltd., Class A	52,800	296,247
Ping An Insurance Group Co. of China Ltd., Class H	459,500	1,950,890
Poly Developments & Holdings Group Co. Ltd., Class A	43,000	55,412
Pop Mart International Group Ltd. (c)	41,400	152,421
Postal Savings Bank of China Co. Ltd., Class A	132,700	87,044
Postal Savings Bank of China Co. Ltd., Class H (c)	471,000	246,545
Power Construction Corp. of China Ltd., Class A	63,300	43,072
Prosus NV	101,932	3,190,509
Qifu Technology, Inc., ADR	15,516	285,960
Qinghai Salt Lake Industry Co. Ltd., Class A (b)	33,700	73,804
Rongsheng Petrochemical Co. Ltd., Class A	35,850	53,587
SAIC Motor Corp. Ltd., Class A	30,300	62,409
Sanan Optoelectronics Co. Ltd., Class A	74,900	125,479
Sangfor Technologies, Inc., Class A (b)	3,500	30,409
Sany Heavy Equipment International Holdings Co. Ltd.	56,000	36,036
Sany Heavy Industry Co. Ltd., Class A	32,700	65,117
SDIC Power Holdings Co. Ltd., Class A	97,527	199,827

Security	Shares	Value

China (continued)
Seazen Holdings Co. Ltd., Class A (b)	17,500	$23,658
Seres Group Co. Ltd., Class A (b)	5,600	70,026
SF Holding Co. Ltd., Class A	15,900	79,636
SG Micro Corp., Class A	4,875	43,221
Shaanxi Coal Industry Co. Ltd., Class A	35,600	122,564
Shandong Gold Mining Co. Ltd., Class A	29,204	105,365
Shandong Gold Mining Co. Ltd., Class H (c)	74,750	152,141
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	3,000	14,585
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	8,600	29,971
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	150,400	93,773
Shanghai Baosight Software Co. Ltd., Class A	26,746	141,789
Shanghai Baosight Software Co. Ltd., Class B	74,568	151,326
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	33,654
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	18,000	29,462
Shanghai International Airport Co. Ltd., Class A (b)	11,200	55,015
Shanghai M&G Stationery, Inc., Class A	3,500	17,069
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	89,587
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	93,849
Shanghai Putailai New Energy Technology Co. Ltd., Class A	13,630	35,822
Shanghai United Imaging Healthcare Co. Ltd., Class A	9,142	165,070
Shanxi Coal International Energy Group Co. Ltd., Class A	1,000	2,310
Shanxi Coking Coal Energy Group Co. Ltd., Class A	69,500	97,733
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	54,400	150,266
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,600	189,320
Shengyi Technology Co. Ltd., Class A	17,700	42,791
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	77,868
Shenzhen Inovance Technology Co. Ltd., Class A	9,750	80,894
Shenzhen Kangtai Biological Products Co. Ltd., Class A	7,520	22,615
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	165,831
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,670	89,599
Shenzhen Transsion Holdings Co. Ltd., Class A	6,290	141,527
Shenzhou International Group Holdings Ltd.	65,400	620,869
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	27,500	76,481
Sichuan Chuantou Energy Co. Ltd., Class A	16,700	38,172
Silergy Corp.	25,000	255,743
Sinopharm Group Co. Ltd., Class H	79,600	204,118
Sinotruk Hong Kong Ltd.	34,500	84,719
SITC International Holdings Co. Ltd.	78,000	142,604
Smoore International Holdings Ltd. (a)(c)	96,000	81,813
Sungrow Power Supply Co. Ltd., Class A	11,500	163,542
Sunny Optical Technology Group Co. Ltd.	47,800	244,798
Sunwoda Electronic Co. Ltd., Class A	15,800	29,774
Suzhou Maxwell Technologies Co. Ltd., Class A	3,040	44,611
Suzhou TFC Optical Communication Co. Ltd., Class A	8,900	186,056
TAL Education Group, ADR (b)	36,855	418,304
TBEA Co. Ltd., Class A	47,450	98,895

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
TCL Technology Group Corp., Class A (b)	86,020	$55,223
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	22,625	36,784
Tencent Holdings Ltd.	479,400	18,672,597
Tencent Music Entertainment Group, ADR (b)	55,715	623,451
Thunder Software Technology Co. Ltd., Class A	6,000	42,746
Tianqi Lithium Corp., Class A	5,600	36,778
Tingyi Cayman Islands Holding Corp.	118,000	129,494
Tongcheng Travel Holdings Ltd. (b)	66,400	175,543
Tongwei Co. Ltd., Class A	28,200	95,981
Topchoice Medical Corp., Class A (b)	900	7,516
Topsports International Holdings Ltd. (c)	81,000	54,326
TravelSky Technology Ltd., Class H	59,000	71,566
Trina Solar Co. Ltd., Class A	13,277	43,371
Trip.com Group Ltd. (b)	37,672	1,670,428
Tsingtao Brewery Co. Ltd., Class H	42,000	289,052
Unigroup Guoxin Microelectronics Co. Ltd., Class A (b)	6,859	61,948
Unisplendour Corp. Ltd., Class A (b)	20,160	60,976
Vipshop Holdings Ltd., ADR	23,920	395,876
Walvax Biotechnology Co. Ltd., Class A	8,600	18,388
Wanhua Chemical Group Co. Ltd., Class A	14,700	163,034
Want Want China Holdings Ltd.	320,000	188,887
Weichai Power Co. Ltd., Class A	33,300	74,795
Weichai Power Co. Ltd., Class H	115,800	220,959
Wens Foodstuffs Group Co. Ltd., Class A	20,160	51,467
Wharf Holdings Ltd.	73,000	239,980
Will Semiconductor Co. Ltd. Shanghai, Class A	5,535	75,153
Wilmar International Ltd.	143,800	365,270
Wingtech Technology Co. Ltd., Class A (b)	4,238	21,370
Wuchan Zhongda Group Co. Ltd., Class A	25,699	15,513
Wuliangye Yibin Co. Ltd., Class A	14,500	306,012
WuXi AppTec Co. Ltd., Class A	22,936	148,786
WuXi AppTec Co. Ltd., Class H (c)	17,841	84,765
Wuxi Biologics Cayman, Inc. (b)(c)	262,000	479,292
Xiaomi Corp., Class B (b)(c)	1,148,000	2,253,842
Xinyi Solar Holdings Ltd.	292,000	226,736
XPeng, Inc., Class A (b)	110,634	438,297
Yadea Group Holdings Ltd. (c)	68,000	110,335
Yankuang Energy Group Co. Ltd., Class A	43,350	137,851
Yankuang Energy Group Co. Ltd., Class H	153,000	321,734
Yealink Network Technology Corp. Ltd., Class A	4,700	16,257
Yihai Kerry Arawana Holdings Co. Ltd., Class A	12,100	50,314
Yonyou Network Technology Co. Ltd., Class A	7,800	12,960
Yuexiu Property Co. Ltd.	135,000	74,491
Yum China Holdings, Inc. (a)	29,526	1,174,840
Yunnan Baiyao Group Co. Ltd., Class A	12,460	86,678
Yunnan Energy New Material Co. Ltd., Class A	2,300	12,912
Zai Lab Ltd. (b)	73,650	119,549
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	50,801
Zhaojin Mining Industry Co. Ltd., Class H	62,000	84,480
Zhejiang Chint Electrics Co. Ltd., Class A	8,900	24,717
Zhejiang Dahua Technology Co. Ltd., Class A	53,300	136,708
Zhejiang Expressway Co. Ltd., Class H	74,520	47,820
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,770	13,819
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	14,200	67,524
Zhejiang Leapmotor Technology Co. Ltd., Class H (b)(c)	35,000	117,654
Zhejiang NHU Co. Ltd., Class A	11,060	25,501

Security	Shares	Value

China (continued)
Zheshang Securities Co. Ltd., Class A	44,700	$69,597
ZhongAn Online P&C Insurance Co. Ltd., Class H (b)(c)	42,400	67,849
Zhongji Innolight Co. Ltd., Class A	2,800	59,696
Zhongsheng Group Holdings Ltd	101,500	176,302
Zhongtai Securities Co. Ltd., Class A	42,200	38,731
Zhuzhou CRRC Times Electric Co. Ltd., Class A	1,831	11,277
Zhuzhou CRRC Times Electric Co. Ltd., Class H	28,400	90,096
Zijin Mining Group Co. Ltd., Class A	166,700	370,272
Zijin Mining Group Co. Ltd., Class H	318,000	637,081
ZTE Corp., Class H	14,400	28,745
ZTO Express Cayman, Inc., ADR (a)	33,432	700,066

		134,806,043

Colombia — 0.0%
Bancolombia SA	18,186	161,288
Interconexion Electrica SA ESP	24,518	125,468

		286,756

Czech Republic — 0.0%
CEZ A/S	10,279	366,824
Komercni Banka A/S	3,800	136,101
Moneta Money Bank A/S (c)	25,594	111,238

		614,163

Denmark — 2.3%
AP Moller - Maersk A/S, Class A	185	237,043
AP Moller - Maersk A/S, Class B	375	488,941
Carlsberg A/S, Class B	7,148	978,883
Coloplast A/S, Class B	9,867	1,332,213
Danske Bank A/S	49,532	1,486,772
Demant A/S (b)	6,675	331,770
DSV A/S	12,765	2,075,010
Genmab A/S (b)	4,528	1,357,624
Novo Nordisk A/S, Class B	233,592	29,963,631
Novozymes, B Shares	26,942	1,584,769
Orsted A/S (b)(c)	13,110	732,571
Pandora A/S	6,154	993,292
ROCKWOOL A/S, B Shares	769	253,020
Tryg A/S	27,548	567,884
Vestas Wind Systems A/S (b)	69,695	1,944,044

		44,327,467

Egypt — 0.0%
Commercial International Bank - Egypt	101,009	170,437

Finland — 0.6%
Elisa OYJ	12,481	556,445
Fortum OYJ	27,525	339,828
Kesko OYJ, Class B	19,320	361,168
Kone OYJ, Class B	23,937	1,115,155
Metso OYJ	40,770	484,302
Neste OYJ	29,728	806,081
Nokia OYJ	375,535	1,332,434
Nordea Bank Abp	220,902	2,497,227
Orion OYJ, Class B	8,311	309,808
Sampo OYJ, A Shares	36,713	1,566,037
Stora Enso OYJ, Class R	45,310	630,083
UPM-Kymmene OYJ	37,730	1,257,037
Wartsila OYJ Abp	30,149	458,190

		11,713,795

France — 6.6%
Accor SA	12,383	578,118
Adevinta ASA, Class B (b)	23,147	242,631

6

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Aeroports de Paris	1,891	$259,283
Air Liquide SA	36,876	7,671,998
Airbus SE	41,784	7,697,815
Alstom SA	19,985	304,339
Amundi SA (c)	4,353	298,994
Arkema SA	4,993	525,661
AXA SA	125,845	4,726,205
BioMerieux	3,810	420,219
BNP Paribas SA	75,084	5,345,596
Bollore SE	66,021	441,098
Bouygues SA	12,410	506,636
Bureau Veritas SA	17,584	536,900
Capgemini SE	11,308	2,602,091
Carrefour SA	37,606	645,105
Cie de Saint-Gobain SA	31,719	2,461,829
Cie Generale des Etablissements Michelin SCA	47,437	1,817,945
Covivio SA/France	5,788	298,337
Credit Agricole SA	75,961	1,133,181
Danone SA	45,655	2,951,359
Dassault Aviation SA	1,421	312,861
Dassault Systemes SE	45,942	2,033,721
Edenred SE	17,755	948,023
Eiffage SA	4,993	566,666
Engie SA	125,245	2,098,773
EssilorLuxottica SA	21,138	4,781,659
Eurazeo SE	3,446	301,955
Gecina SA	2,570	262,510
Getlink SE	26,306	447,896
Hermes International SCA	2,359	6,029,085
Ipsen SA	2,349	279,522
Kering SA	5,105	2,022,005
Klepierre SA	18,303	473,783
La Francaise des Jeux SAEM, Class A (c)	6,066	247,236
Legrand SA	19,967	2,114,440
L’Oreal SA	17,818	8,438,099
LVMH Moet Hennessy Louis Vuitton SE	19,572	17,610,808
Orange SA	129,380	1,521,511
Pernod Ricard SA	14,555	2,356,222
Publicis Groupe SA	16,154	1,761,117
Remy Cointreau SA	1,537	155,198
Renault SA	15,261	770,072
Rexel SA	18,153	490,364
Safran SA	24,428	5,532,251
Sartorius Stedim Biotech	2,055	586,140
SEB SA	2,025	259,084
Societe Generale SA	52,171	1,397,818
Sodexo SA	5,562	476,793
Teleperformance SE	4,270	414,765
Thales SA	7,367	1,255,929
TotalEnergies SE	154,730	10,643,781
Unibail-Rodamco-Westfield (b)	8,442	679,127
Veolia Environnement SA	46,788	1,522,099
Vinci SA	35,066	4,499,970
Vivendi SE	40,874	445,438
Worldline SA/France (b)(c)	14,084	174,241

		125,376,302

Germany — 5.2%
Adidas AG, Class N	11,683	2,610,317
Allianz SE, Registered Shares	28,057	8,409,162
BASF SE	65,622	3,749,897
Bayer AG, Class N, Registered Shares	70,135	2,147,854

Security	Shares	Value

Germany (continued)
Bayerische Motoren Werke AG	22,278	$2,570,409
Bechtle AG	4,686	247,675
Beiersdorf AG	7,169	1,043,785
Brenntag SE, Class N	10,268	865,397
Carl Zeiss Meditec AG	2,299	286,974
Commerzbank AG	80,487	1,106,228
Continental AG, Class A	8,828	637,248
Covestro AG (b)(c)	14,481	792,110
Daimler Truck Holding AG	37,250	1,887,634
Deutsche Bank AG, Class N, Registered Shares	132,909	2,093,349
Deutsche Boerse AG, Class N	14,296	2,927,676
Deutsche Lufthansa AG, Registered Shares (b)	50,408	396,172
Deutsche Post AG, Class N, Registered Shares	73,436	3,164,900
Deutsche Telekom AG, Class N, Registered Shares	236,713	5,746,086
E.ON SE, Class N	153,954	2,143,334
Evonik Industries AG	19,556	386,821
Fresenius Medical Care AG	13,963	536,523
Fresenius SE & Co. KGaA	28,988	781,714
GEA Group AG	13,455	568,879
Hannover Rueck SE, Class N	4,462	1,221,813
Heidelberg Materials AG	9,223	1,015,280
Henkel AG & Co. KGaA	6,859	494,214
Infineon Technologies AG, Class N	91,958	3,127,081
Knorr-Bremse AG	4,878	368,946
LEG Immobilien SE (b)	4,537	389,687
Mercedes-Benz Group AG, Class N	56,299	4,483,479
Merck KGaA	9,046	1,595,130
MTU Aero Engines AG, Class N	3,908	991,170
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	9,629	4,700,304
Nemetschek SE	4,384	433,941
Puma SE	6,996	316,613
Rational AG	429	369,625
Rheinmetall AG	3,319	1,866,675
RWE AG	43,356	1,473,548
SAP SE	74,236	14,455,148
Scout24 SE (c)	4,929	371,342
Siemens AG, Class N, Registered Shares	55,105	10,521,686
Siemens Energy AG (b)	35,299	647,869
Siemens Healthineers AG (c)	20,672	1,264,249
Symrise AG, Class A	9,294	1,112,593
Talanx AG (b)	5,910	468,173
Volkswagen AG	1,951	298,031
Vonovia SE	52,449	1,549,961
Zalando SE (b)(c)	19,535	558,608

		99,195,310

Greece — 0.1%
Alpha Services & Holdings SA, Class R (b)	210,261	369,255
Eurobank Ergasias Services & Holdings SA, Class R (b)	193,068	371,175
FF Group, Class R (b)(d)	205	—
Hellenic Telecommunications Organization SA, Class R	12,770	188,330
JUMBO SA, Class R	6,337	182,539
Motor Oil Hellas Corinth Refineries SA, Class R	6,293	187,518
Mytilineos SA, Class R	6,370	245,753
National Bank of Greece SA (b)	57,398	449,319
OPAP SA, Class R	11,603	208,799

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Greece (continued)
Piraeus Financial Holdings SA (b)	123,628	$516,533
Public Power Corp. SA, Class R (b)	12,105	151,833

		2,871,054

Hong Kong — 1.1%
AIA Group Ltd.	806,200	5,422,963
China Common Rich Renewable Energy Investments Ltd. (d)	11,997	—
CK Asset Holdings Ltd.	154,508	636,677
CK Infrastructure Holdings Ltd.	41,500	243,060
CLP Holdings Ltd.	114,500	913,280
Futu Holdings Ltd., ADR (a)(b)	4,810	260,462
Hang Lung Properties Ltd.	96,000	98,721
Hang Seng Bank Ltd.	58,800	644,548
Henderson Land Development Co. Ltd.	97,800	279,283
HKT Trust & HKT Ltd., Class SS	222,900	260,077
Hong Kong & China Gas Co. Ltd.	693,176	525,404
Hong Kong Exchanges & Clearing Ltd.	73,294	2,135,659
Hongkong Land Holdings Ltd.	77,800	238,884
Jardine Matheson Holdings Ltd.	12,800	477,460
Link REIT	221,940	955,765
MTR Corp. Ltd.	92,500	305,615
Orient Overseas International Ltd.	10,000	119,704
Power Assets Holdings Ltd.	106,500	623,941
Prudential PLC	210,921	1,978,137
Sino Biopharmaceutical Ltd.	643,750	248,922
Sino Land Co. Ltd.	240,800	250,341
Sun Hung Kai Properties Ltd.	108,500	1,048,075
Swire Pacific Ltd., Class A	45,000	370,457
Swire Properties Ltd.	79,200	166,591
Techtronic Industries Co., Ltd.	96,000	1,304,435
Vinda International Holdings Ltd. (a)	31,000	92,963
WH Group Ltd. (c)	531,000	350,503
Wharf Real Estate Investment Co. Ltd.	142,000	462,338

		20,414,265

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	31,394	254,580
OTP Bank Nyrt	16,006	736,677
Richter Gedeon Nyrt	11,885	301,506

		1,292,763

India — 4.8%
ABB India Ltd.	3,740	285,764
Adani Enterprises Ltd.	11,316	435,224
Adani Green Energy Ltd. (b)	21,519	474,946
Adani Ports & Special Economic Zone Ltd.	36,650	591,775
Adani Power Ltd. (b)	53,423	343,229
Ambuja Cements Ltd.	50,659	372,902
APL Apollo Tubes Ltd.	11,490	206,752
Apollo Hospitals Enterprise Ltd.	6,490	495,431
Ashok Leyland Ltd.	97,951	201,596
Asian Paints Ltd.	27,524	939,321
Astral Ltd.	8,065	192,890
AU Small Finance Bank Ltd. (c)	16,688	113,535
Aurobindo Pharma Ltd.	26,805	351,238
Avenue Supermarts Ltd., Series M (b)(c)	10,792	586,553
Axis Bank Ltd.	156,279	1,969,645
Bajaj Auto Ltd.	5,942	653,731
Bajaj Finance Ltd.	21,551	1,881,808
Bajaj Finserv Ltd.	22,763	450,322
Bajaj Holdings & Investment Ltd.	2,040	202,774
Balkrishna Industries Ltd.	5,542	154,316

Security	Shares	Value

India (continued)
Bandhan Bank Ltd. (c)	45,342	$98,254
Bank of Baroda	88,968	282,638
Berger Paints India Ltd.	12,990	89,482
Bharat Electronics Ltd.	265,878	643,949
Bharat Forge Ltd.	14,973	203,266
Bharat Heavy Electricals Ltd.	31,840	94,710
Bharat Petroleum Corp. Ltd.	53,327	386,318
Bharti Airtel Ltd.	166,735	2,460,131
Britannia Industries Ltd.	7,972	469,508
CG Power & Industrial Solutions Ltd.	37,552	243,985
Cholamandalam Investment and Finance Co. Ltd.	24,840	345,902
Cipla Ltd.	34,393	618,273
Coal India Ltd.	123,634	646,462
Colgate-Palmolive India Ltd.	10,402	338,920
Container Corp. Of India Ltd.	13,131	139,357
Cummins India Ltd.	9,248	333,858
Dabur India Ltd.	37,975	238,499
Divi’s Laboratories Ltd.	10,308	426,644
DLF Ltd.	56,980	614,784
Dr Reddy’s Laboratories Ltd.	3,124	230,876
Dr Reddy’s Laboratories Ltd., ADR (a)	4,517	331,322
Eicher Motors Ltd.	9,970	481,564
GAIL India Ltd.	229,786	500,165
GMR Airports Infrastructure Ltd. (b)	180,419	177,031
Godrej Consumer Products Ltd.	26,503	399,044
Godrej Properties Ltd., Class A (b)	7,174	198,345
Grasim Industries Ltd.	15,713	432,201
Havells India Ltd.	16,163	294,218
HCL Technologies Ltd.	74,053	1,376,833
HDFC Asset Management Co. Ltd. (c)	5,697	256,913
HDFC Bank Ltd.	200,200	3,491,010
HDFC Life Insurance Co. Ltd. (c)	77,857	591,914
Hero MotoCorp Ltd.	7,430	421,853
Hindalco Industries Ltd.	85,181	575,109
Hindustan Aeronautics Ltd.	16,859	674,642
Hindustan Petroleum Corp. Ltd.	48,332	275,921
Hindustan Unilever Ltd.	63,346	1,723,536
ICICI Bank Ltd.	342,295	4,512,702
ICICI Bank Ltd., ADR (a)	22,806	602,306
ICICI Lombard General Insurance Co. Ltd. (c)	21,715	439,225
ICICI Prudential Life Insurance Co. Ltd. (c)	21,486	157,095
IDFC First Bank Ltd. (b)	216,699	196,597
Indian Hotels Co. Ltd.	78,361	556,214
Indian Oil Corp. Ltd.	207,277	418,263
Indian Railway Catering & Tourism Corp. Ltd.	14,747	164,671
Indraprastha Gas Ltd.	14,609	75,665
IndusInd Bank Ltd.	19,854	371,181
Info Edge India Ltd.	4,063	273,039
Infosys Ltd.	145,977	2,628,774
Infosys Ltd., ADR (a)	97,713	1,751,994
InterGlobe Aviation Ltd. (b)(c)	11,623	495,289
ITC Ltd.	214,969	1,106,996
Jindal Steel & Power Ltd.	22,828	233,797
Jio Financial Services Ltd. (b)	204,674	870,149
JSW Steel Ltd.	51,484	514,190
Jubilant Foodworks Ltd.	20,145	108,688
Kotak Mahindra Bank Ltd.	88,666	1,904,902
Larsen & Toubro Ltd.	29,141	1,318,026
Larsen & Toubro Ltd., GDR, Registered Shares (e)	18,237	826,136
LTIMindtree Ltd. (c)	5,587	332,012
Lupin Ltd.	11,830	229,636
Macrotech Developers Ltd.	16,648	227,503

8

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Mahindra & Mahindra Ltd.	37,695	$870,806
Mahindra & Mahindra Ltd., GDR	27,036	628,417
Marico Ltd.	30,883	184,480
Maruti Suzuki India Ltd.	9,745	1,475,212
Max Healthcare Institute Ltd.	56,163	553,900
Mphasis Ltd., Series R186	4,649	133,714
MRF Ltd.	336	537,782
Muthoot Finance Ltd.	8,240	146,813
Nestle India Ltd.	26,000	818,436
NMDC Ltd.	73,226	177,727
NTPC Ltd.	325,848	1,316,842
Oil & Natural Gas Corp. Ltd.	214,153	691,292
One 97 Communications Ltd.	15,317	74,223
Page Industries Ltd.	367	151,817
Persistent Systems Ltd.	6,906	331,279
Petronet LNG Ltd.	71,896	227,647
PI Industries Ltd.	5,213	242,197
Pidilite Industries Ltd.	9,792	354,192
Polycab India Ltd.	3,105	189,087
Power Finance Corp. Ltd.	104,437	490,002
Power Grid Corp. of India Ltd.	316,831	1,051,693
Punjab National Bank	158,066	236,929
REC Ltd.	98,207	533,061
Reliance Industries Ltd.	218,302	7,806,080
Samvardhana Motherson International Ltd.	243,605	343,558
SBI Cards & Payment Services Ltd.	14,099	115,616
SBI Life Insurance Co. Ltd. (c)	34,920	630,542
Shree Cement Ltd.	685	211,438
Shriram Finance Ltd.	20,162	571,866
Siemens Ltd.	4,979	321,668
Sona Blw Precision Forgings Ltd. (c)	24,858	210,887
SRF Ltd.	13,002	399,767
State Bank of India	71,667	649,054
State Bank of India, GDR, Registered Shares (e)	5,712	518,078
Sun Pharmaceutical Industries Ltd.	70,980	1,381,822
Supreme Industries Ltd.	4,238	215,476
Suzlon Energy Ltd. (b)	569,196	276,904
Tata Communications Ltd.	7,962	192,411
Tata Consultancy Services Ltd.	62,728	2,927,638
Tata Consumer Products Ltd.	37,487	493,626
Tata Elxsi Ltd.	2,653	248,222
Tata Motors Ltd.	123,790	1,477,855
Tata Motors Ltd., Class A	19,095	151,050
Tata Power Co. Ltd.	100,161	474,064
Tata Steel Ltd.	518,706	972,652
Tech Mahindra Ltd.	35,194	528,180
Titan Co. Ltd.	26,130	1,194,457
Torrent Pharmaceuticals Ltd.	5,320	166,047
Trent Ltd.	10,835	514,291
Tube Investments of India Ltd.	9,506	426,912
TVS Motor Co. Ltd.	13,796	357,072
UltraTech Cement Ltd.	7,918	927,221
Union Bank of India Ltd.	102,556	189,534
United Spirits Ltd.	18,510	252,048
UPL Ltd.	25,764	141,148
Varun Beverages Ltd.	28,958	486,683
Vedanta Ltd.	115,481	378,028
Wipro Ltd.	93,753	543,392
Wipro Ltd., ADR (a)	13,184	75,808

Security	Shares	Value

India (continued)
Yes Bank Ltd. (b)	1,388,775	$387,899
Zomato Ltd. (b)	440,342	965,196

		91,867,977

Indonesia — 0.5%
Adaro Energy Indonesia Tbk PT	1,157,300	197,186
Amman Mineral Internasional PT (b)	454,300	250,838
Aneka Tambang Tbk	614,000	62,026
Astra International Tbk PT	1,374,600	446,594
Bank Central Asia Tbk PT	3,804,000	2,419,106
Bank Mandiri Persero Tbk PT	2,777,300	1,263,651
Bank Negara Indonesia Persero Tbk PT	1,309,600	487,521
Bank Rakyat Indonesia Persero Tbk PT	4,717,128	1,803,711
Barito Pacific Tbk PT	2,858,823	170,421
Charoen Pokphand Indonesia Tbk PT	775,200	256,734
GoTo Gojek Tokopedia Tbk PT (b)	62,688,200	272,942
Indah Kiat Pulp & Paper Tbk PT	126,800	76,567
Indofood CBP Sukses Makmur Tbk PT	165,500	121,050
Indofood Sukses Makmur Tbk PT	261,000	104,943
Kalbe Farma Tbk PT	972,700	90,491
Merdeka Copper Gold Tbk. PT (b)	1,022,478	147,222
Sarana Menara Nusantara Tbk PT	1,534,700	83,245
Semen Indonesia Persero Tbk PT	121,122	45,072
Sumber Alfaria Trijaya Tbk PT	1,732,600	318,127
Telkom Indonesia Persero Tbk PT	3,529,600	776,320
Unilever Indonesia Tbk PT	379,100	64,558
United Tractors Tbk PT	196,000	298,904

		9,757,229

Ireland — 0.3%
AerCap Holdings NV (b)	14,260	1,239,336
AIB Group PLC	124,356	631,285
Bank of Ireland Group PLC	65,800	671,494
Kerry Group PLC, Class A	11,253	964,225
Kingspan Group PLC	9,649	878,796
Smurfit Kappa Group PLC	18,588	847,535

		5,232,671

Israel — 0.4%
Azrieli Group Ltd.	4,108	296,417
Bank Hapoalim BM	81,986	768,327
Bank Leumi Le-Israel BM	106,802	887,790
Check Point Software Technologies Ltd. (b)	7,341	1,203,997
Elbit Systems Ltd.	2,246	469,081
Global-e Online Ltd. (b)	6,028	219,118
ICL Group Ltd.	53,347	282,729
Isracard Ltd.	12
Israel Discount Bank Ltd., Class A	75,679	391,382
Mizrahi Tefahot Bank Ltd.	11,322	424,458
Nice Ltd. (b)	4,590	1,194,506
Teva Pharmaceutical Industries Ltd., ADR (b)	82,999	1,171,116
Wix.com Ltd. (b)	3,589	493,416

		7,802,339

Italy — 1.5%
Amplifon SpA	6,732	245,399
Assicurazioni Generali SpA	69,501	1,759,308
Banco BPM SpA	83,703	556,899
Coca-Cola HBC AG, Class DI	15,096	477,038
Davide Campari-Milano NV	43,169	433,847
DiaSorin SpA	2,093	201,984

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Enel SpA	557,724	$3,681,813
Eni SpA	153,460	2,429,890
Ferrari NV	8,913	3,886,383
FinecoBank Banca Fineco SpA	46,692	699,296
Infrastrutture Wireless Italiane SpA (c)	18,163	206,113
Intesa Sanpaolo SpA	1,123,262	4,078,041
Leonardo SpA	14,553	365,624
Mediobanca Banca di Credito Finanziario SpA	36,189	539,269
Moncler SpA	15,836	1,181,694
Nexi SpA (b)(c)	40,392	255,917
Poste Italiane SpA (c)	30,940	387,499
Prysmian SpA	20,381	1,062,949
Recordati Industria Chimica e Farmaceutica SpA	6,659	367,695
Snam SpA	147,765	697,702
Telecom Italia SpA/Milano (b)	791,287	192,163
Terna - Rete Elettrica Nazionale	104,961	867,577
UniCredit SpA	114,050	4,331,537

		28,905,637

Japan — 15.0%
Advantest Corp.	59,200	2,629,833
Aeon Co. Ltd.	47,800	1,133,907
AGC, Inc.	15,800	573,260
Aisin Corp.	8,600	351,420
Ajinomoto Co., Inc.	32,600	1,217,402
ANA Holdings, Inc.	9,300	194,363
Asahi Group Holdings Ltd.	33,000	1,211,755
Asahi Intecc Co. Ltd.	13,000	227,757
Asahi Kasei Corp.	98,300	720,861
Astellas Pharma, Inc.	126,000	1,353,586
Azbil Corp.	6,700	185,361
Bandai Namco Holdings, Inc.	39,900	740,351
Bridgestone Corp.	39,700	1,759,493
Brother Industries Ltd.	16,500	306,013
Canon, Inc.	71,900	2,142,265
Capcom Co. Ltd.	25,200	472,099
Central Japan Railway Co.	60,100	1,492,603
Chiba Bank Ltd.	31,500	262,117
Chubu Electric Power Co., Inc.	39,200	512,585
Chugai Pharmaceutical Co. Ltd.	49,100	1,876,375
Concordia Financial Group Ltd.	83,800	421,196
Dai Nippon Printing Co. Ltd.	12,600	385,883
Daifuku Co. Ltd.	26,300	630,395
Dai-ichi Life Holdings, Inc.	66,000	1,683,299
Daiichi Sankyo Co. Ltd.	136,100	4,330,549
Daikin Industries Ltd.	20,100	2,744,467
Daito Trust Construction Co. Ltd.	5,100	581,822
Daiwa House Industry Co. Ltd.	40,700	1,211,452
Daiwa Securities Group, Inc.	96,500	734,206
Denso Corp.	130,800	2,505,038
Dentsu Group, Inc.	13,400	372,074
Disco Corp.	6,500	2,375,967
East Japan Railway Co.	64,200	1,231,686
Eisai Co. Ltd.	17,800	733,160
ENEOS Holdings, Inc.	184,300	887,930
FANUC Corp. (a)	65,500	1,827,218
Fast Retailing Co. Ltd.	12,600	3,903,808
Fuji Electric Co. Ltd. (a)	9,100	610,651
FUJIFILM Holdings Corp.	76,800	1,724,513
Fujitsu Ltd.	121,000	1,936,484
GLP J-REIT	291	243,857
Hamamatsu Photonics KK	8,600	303,204

Security	Shares	Value

Japan (continued)
Hankyu Hanshin Holdings, Inc.	16,100	$461,929
Hikari Tsushin, Inc.	1,100	206,878
Hirose Electric Co. Ltd.	3,011	309,410
Hitachi Construction Machinery Co. Ltd.	6,400	193,097
Hitachi Ltd.	66,900	6,113,351
Honda Motor Co. Ltd.	346,600	4,288,720
Hoshizaki Corp.	10,700	390,408
Hoya Corp.	24,300	3,039,222
Hulic Co. Ltd.	24,000	246,488
Ibiden Co. Ltd.	11,100	497,133
Idemitsu Kosan Co. Ltd.	83,745	574,167
Iida Group Holdings Co. Ltd. (a)	17,300	223,889
Inpex Corp.	65,300	992,638
Isuzu Motors Ltd.	35,400	478,518
ITOCHU Corp.	86,900	3,733,189
Japan Airlines Co. Ltd.	8,200	155,699
Japan Exchange Group, Inc.	38,500	1,042,790
Japan Metropolitan Fund Invest	418	260,452
Japan Post Bank Co. Ltd.	107,300	1,152,972
Japan Post Holdings Co. Ltd.	148,900	1,500,186
Japan Post Insurance Co. Ltd.	10,400	198,797
Japan Real Estate Investment Corp.	78	278,058
Japan Tobacco, Inc.	82,300	2,194,275
JFE Holdings, Inc.	41,300	684,490
JSR Corp.	12,300	352,059
Kajima Corp.	34,400	706,049
Kansai Electric Power Co., Inc.	45,300	646,377
Kao Corp.	33,400	1,248,099
Kawasaki Kisen Kaisha Ltd.	32,700	439,720
KDDI Corp.	111,700	3,302,603
KDX Realty Investment Corp.	255	271,038
Keisei Electric Railway Co. Ltd.	12,200	496,114
Keyence Corp.	14,080	6,536,792
Kikkoman Corp.	43,000	551,884
Kintetsu Group Holdings Co. Ltd.	13,500	393,211
Kirin Holdings Co. Ltd.	59,300	824,644
Kobe Bussan Co. Ltd.	9,400	230,331
Koito Manufacturing Co. Ltd.	12,900	173,887
Komatsu Ltd.	64,200	1,899,727
Konami Group Corp.	6,800	463,209
Kubota Corp.	74,500	1,168,885
Kyocera Corp.	90,800	1,217,728
Kyowa Kirin Co. Ltd.	23,600	424,590
Lasertec Corp.	5,400	1,491,082
LY Corp.	189,200	479,236
M3, Inc.	31,500	453,327
Makita Corp.	16,600	471,781
Marubeni Corp.	99,000	1,714,645
MatsukiyoCocokara & Co.	21,000	337,195
Mazda Motor Corp.	40,800	472,855
McDonald’s Holdings Co. Japan Ltd.	5,200	233,829
MEIJI Holdings Co. Ltd.	18,000	392,988
MINEBEA MITSUMI, Inc.	30,500	598,260
MISUMI Group, Inc.	23,000	320,413
Mitsubishi Chemical Group Corp. (a)	104,100	634,414
Mitsubishi Corp.	246,100	5,687,670
Mitsubishi Electric Corp.	133,000	2,226,279
Mitsubishi Estate Co. Ltd.	79,900	1,457,854
Mitsubishi HC Capital, Inc.	67,300	469,393
Mitsubishi Heavy Industries Ltd.	229,000	2,191,217
Mitsubishi UFJ Financial Group, Inc.	793,700	8,075,179
Mitsui & Co. Ltd.	95,500	4,464,773

10

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsui Chemicals, Inc.	11,000	$322,695
Mitsui Fudosan Co. Ltd.	187,500	2,040,601
Mitsui OSK Lines Ltd.	25,900	790,121
Mizuho Financial Group, Inc.	174,840	3,457,513
MonotaRO Co. Ltd.	18,200	219,072
MS&AD Insurance Group Holdings, Inc.	88,200	1,557,394
Murata Manufacturing Co. Ltd.	128,400	2,401,388
NEC Corp.	18,400	1,343,298
Nexon Co. Ltd.	25,000	415,537
NIDEC, CORP	29,900	1,239,930
Nintendo Co., Ltd.	73,200	3,994,130
Nippon Building Fund, Inc.	152	608,017
Nippon Express Holdings, Inc.	7,000	357,316
Nippon Paint Holdings Co. Ltd.	63,100	454,142
Nippon Sanso Holdings Corp.	15,100	473,773
Nippon Steel Corp. (a)	63,047	1,517,193
Nippon Telegraph & Telephone Corp.	2,049,100	2,440,688
Nippon Yusen KK	36,100	991,092
Nissan Chemical Corp.	10,000	378,761
Nissan Motor Co. Ltd. (a)	166,500	659,753
Nissin Foods Holdings Co. Ltd.	16,200	446,603
Nitori Holdings Co. Ltd.	5,800	879,002
Nitto Denko Corp. (a)	9,800	896,131
Nomura Holdings, Inc.	216,600	1,386,352
Nomura Real Estate Holdings, Inc.	7,100	200,584
Nomura Real Estate Master Fund, Inc.	289	285,773
Nomura Research Institute Ltd.	25,543	721,557
NTT Data Group Corp.	45,700	726,536
Obayashi Corp.	55,300	657,541
Obic Co. Ltd.	5,300	800,570
Odakyu Electric Railway Co. Ltd.	18,100	249,505
Olympus Corp.	86,800	1,249,773
Omron Corp.	11,000	393,877
Ono Pharmaceutical Co. Ltd. (a)	27,900	457,140
Oracle Corp. Japan	2,000	150,402
Oriental Land Co. Ltd./Japan	77,800	2,492,379
ORIX Corp.	82,100	1,795,670
Osaka Gas Co. Ltd.	30,000	674,879
Otsuka Corp.	13,400	284,327
Otsuka Holdings Co. Ltd.	28,100	1,167,225
Pan Pacific International Holdings Corp.	30,800	816,253
Panasonic Holdings Corp.	154,600	1,475,465
Rakuten Group, Inc. (b)	122,200	693,620
Recruit Holdings Co. Ltd.	101,200	4,483,739
Renesas Electronics Corp.	111,500	1,987,003
Resona Holdings, Inc.	151,000	930,833
Ricoh Co. Ltd.	39,800	353,619
Rohm Co. Ltd.	24,500	392,950
SBI Holdings, Inc.	17,450	457,716
SCREEN Holdings Co. Ltd.	6,000	777,929
SCSK Corp.	12,100	224,912
Secom Co. Ltd.	15,400	1,117,316
Seiko Epson Corp.	22,000	384,835
Sekisui Chemical Co. Ltd.	40,800	596,929
Sekisui House Ltd.	43,200	983,995
Seven & i Holdings Co. Ltd.	183,900	2,680,504
SG Holdings Co. Ltd.	18,800	238,082
Sharp Corp./Japan (a)(b)	12,500	69,619
Shimadzu Corp.	15,000	417,812
Shimano, Inc.	6,400	952,087
Shimizu Corp.	31,400	202,772

Security	Shares	Value

Japan (continued)
Shin-Etsu Chemical Co. Ltd.	127,700	$5,601,166
Shionogi & Co. Ltd.	19,200	981,154
Shiseido Co. Ltd.	27,900	765,588
Shizuoka Financial Group, Inc.	35,100	333,994
SMC Corp.	4,000	2,256,639
SoftBank Corp.	197,000	2,536,363
SoftBank Group Corp.	72,300	4,293,561
Sompo Holdings, Inc.	67,800	1,421,092
Sony Group Corp.	90,300	7,743,290
Square Enix Holdings Co. Ltd.	5,100	196,686
Subaru Corp.	44,400	1,005,564
SUMCO Corp.	22,300	352,580
Sumitomo Corp.	72,500	1,746,376
Sumitomo Electric Industries Ltd.	49,800	771,667
Sumitomo Metal Mining Co. Ltd.	15,500	462,835
Sumitomo Mitsui Financial Group, Inc.	89,300	5,221,613
Sumitomo Mitsui Trust Holdings, Inc.	49,400	1,064,402
Sumitomo Realty & Development Co. Ltd.	23,200	888,429
Suntory Beverage & Food Ltd.	9,900	334,867
Suzuki Motor Corp.	107,600	1,228,497
Sysmex Corp.	38,400	685,244
T&D Holdings, Inc.	34,100	592,801
Taisei Corp.	10,500	382,715
Takeda Pharmaceutical Co. Ltd.	114,076	3,172,896
TDK Corp.	27,700	1,360,291
Terumo Corp.	92,200	1,687,136
TIS, Inc.	14,200	304,673
Tobu Railway Co. Ltd.	12,100	302,559
Toho Co. Ltd.	6,700	222,475
Tokio Marine Holdings, Inc.	131,400	4,118,897
Tokyo Electric Power Co. Holdings, Inc. (b)	118,100	717,827
Tokyo Electron Ltd.	33,400	8,698,998
Tokyo Gas Co. Ltd.	26,300	597,873
Tokyu Corp.	38,700	471,244
TOPPAN, Inc.	19,500	488,806
Toray Industries, Inc.	83,700	401,916
TOTO Ltd.	13,000	364,455
Toyota Industries Corp.	10,100	1,056,774
Toyota Motor Corp. (a)	755,930	19,106,095
Toyota Tsusho Corp.	14,600	1,002,594
Trend Micro, Inc./Japan	10,100	512,946
Unicharm Corp.	28,800	916,884
USS Co. Ltd.	42,000	347,220
West Japan Railway Co.	34,200	712,734
Yakult Honsha Co. Ltd.	15,600	318,840
Yamaha Corp. (a)	13,400	289,236
Yamaha Motor Co. Ltd.	71,400	657,706
Yamato Holdings Co. Ltd.	16,300	234,598
Yaskawa Electric Corp.	19,000	808,919
Yokogawa Electric Corp.	21,400	492,828
Zensho Holdings Co. Ltd.	6,200	257,827
ZOZO, Inc.	11,700	290,392

		286,077,350

Jordan — 0.0%
Hikma Pharmaceuticals PLC	9,731	235,402

Kuwait — 0.2%
Agility Public Warehousing Co. KSC (b)	132,937	287,858
Boubyan Bank KSCP	139,217	280,529
Gulf Bank KSCP	136,421	130,377
Kuwait Finance House KSCP	556,840	1,448,045

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Kuwait (continued)
Mabanee Co. KPSC	66,870	$171,902
Mobile Telecommunications Co. KSCP	139,288	222,280
National Bank of Kuwait SAKP	518,039	1,616,263

		4,157,254

Luxembourg — 0.1%
ArcelorMittal SA	34,953	960,757
Eurofins Scientific SE	10,393	662,038
Reinet Investments SCA	7,155	173,107

		1,795,902

Macau — 0.1%
Galaxy Entertainment Group Ltd.	161,000	809,358
Sands China Ltd. (b)	175,600	495,410

		1,304,768

Malaysia — 0.4%
AMMB Holdings Bhd	68,900	60,683
Axiata Group Bhd	165,600	94,197
CelcomDigi Bhd	305,900	272,105
CIMB Group Holdings Bhd	394,000	545,789
Gamuda Bhd	173,800	193,519
Genting Bhd	119,100	118,903
Genting Malaysia Bhd	106,100	61,273
Hong Leong Bank Bhd	38,840	158,872
IHH Healthcare Bhd	133,900	170,593
Inari Amertron Bhd	200,000	133,765
IOI Corp. Bhd	306,000	255,546
Kuala Lumpur Kepong Bhd	46,100	217,528
Malayan Banking Bhd	372,000	758,711
Malaysia Airports Holdings Bhd	112,400	235,291
Maxis Bhd	144,000	102,531
MISC Bhd	83,600	135,175
MR DIY Group M Bhd (c)	483,900	153,359
Nestle Malaysia Bhd	4,200	104,712
Petronas Chemicals Group Bhd	199,900	286,975
Petronas Dagangan Bhd	22,000	99,937
Petronas Gas Bhd	77,800	288,647
PPB Group Bhd	38,320	126,303
Press Metal Aluminium Holdings Bhd	283,300	278,931
Public Bank Bhd	1,009,700	898,459
QL Resources Bhd	80,400	99,950
RHB Bank Bhd	82,424	98,282
Sime Darby Bhd	159,000	87,413
Sime Darby Plantation Bhd	124,000	114,124
Telekom Malaysia Bhd	55,900	71,025
Tenaga Nasional Bhd	155,300	368,809
YTL Corp. Bhd	238,400	131,497
YTL Power International Bhd	204,700	163,688

		6,886,592

Mexico — 0.8%
Alfa SAB de CV, Class A	179,985	133,924
America Movil SAB de CV, Series B	1,299,034	1,212,842
Arca Continental SAB de CV	33,779	369,008
Banco del Bajio SA (c)	91,382	355,439
Cemex SAB de CV, Series B (b)	1,097,122	988,894
Coca-Cola Femsa SAB de CV	33,012	320,479
Fibra Uno Administracion SA de CV	272,247	452,836
Fomento Economico Mexicano SAB de CV	152,731	1,996,211
Gruma SAB de CV, Class B	10,875	203,363
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	19,745	195,006

Security	Shares	Value

Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	30,531	$495,798
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,080	382,173
Grupo Bimbo SAB de CV, Series A	89,258	422,906
Grupo Carso SAB de CV, Series A1	45,509	407,078
Grupo Financiero Banorte SAB de CV, Class O	186,177	1,977,459
Grupo Financiero Inbursa SAB de CV, Class O (b)	123,656	382,076
Grupo Mexico SAB de CV, Series B	226,079	1,346,118
Industrias Penoles SAB de CV (b)	18,447	262,195
Kimberly-Clark de Mexico SAB de CV, Class A	78,500	182,731
Operadora De Sites Mexicanos SAB de CV, Class A-1	132,504	161,406
Orbia Advance Corp. SAB de CV	123,011	257,407
Promotora y Operadora de Infraestructura SAB de CV, Series B	14,276	151,425
Southern Copper Corp. (a)	5,416	576,912
Wal-Mart de Mexico SAB de CV	359,212	1,446,146

		14,679,832

Netherlands — 3.8%
ABN AMRO Bank NV (c)	33,872	579,626
Adyen NV (b)(c)	1,553	2,623,229
Aegon Ltd.	106,840	651,812
Akzo Nobel NV	12,358	923,358
Argenx SE (b)	4,169	1,643,724
ASM International NV	2,858	1,750,245
ASML Holding NV	28,969	28,084,316
ASR Nederland NV	10,665	522,689
BE Semiconductor Industries NV	5,144	787,950
Euronext NV (c)	5,123	487,556
EXOR NV	7,271	809,163
Heineken Holding NV	9,881	797,436
Heineken NV	20,578	1,983,875
IMCD NV	4,175	734,842
ING Groep NV, Series N (a)	254,920	4,196,819
JDE Peet’s NV	9,702	203,688
Koninklijke Ahold Delhaize NV	70,490	2,109,186
Koninklijke KPN NV	245,631	918,759
Koninklijke Philips NV (b)	55,568	1,112,135
NN Group NV	19,168	884,892
OCI NV	8,374	229,521
Randstad NV	9,010	475,779
Shell PLC	465,971	15,460,671
Universal Music Group NV	59,185	1,778,529
Wolters Kluwer NV, Class C	17,659	2,765,219

		72,515,019

New Zealand — 0.2%
Auckland International Airport Ltd.	102,427	510,978
Fisher & Paykel Healthcare Corp. Ltd.	45,252	693,469
Mercury NZ Ltd.	41,047	169,948
Meridian Energy Ltd.	71,629	252,917
Spark New Zealand Ltd.	124,489	354,402
Xero Ltd. (b)	10,597	920,131

		2,901,845

Norway — 0.4%
Aker BP ASA	25,022	627,589
DNB Bank ASA	66,538	1,322,612
Equinor ASA (a)	61,779	1,656,566
Gjensidige Forsikring ASA	19,855	288,184
Kongsberg Gruppen ASA	6,071	419,190
Mowi ASA	37,325	685,612

12

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Norsk Hydro ASA	89,824	$493,617
Orkla ASA	49,277	348,030
Salmar ASA	5,768	380,678
Telenor ASA	41,835	465,304

		6,687,382

Peru — 0.1%
Cia de Minas Buenaventura SAA, Series 20-A, ADR	16,186	257,034
Credicorp Ltd.	4,503	762,943

		1,019,977

Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	70,570	58,814
Ayala Corp.	13,480	153,468
Ayala Land, Inc.	546,400	314,047
Bank of the Philippine Islands	110,452	232,044
BDO Unibank, Inc.	132,578	364,374
International Container Terminal Services, Inc.	71,720	405,709
JG Summit Holdings, Inc.	164,265	106,364
Jollibee Foods Corp.	45,180	203,109
Manila Electric Co.	11,960	75,953
Metropolitan Bank & Trust Co.	96,987	112,642
PLDT, Inc.	6,295	153,124
SM Investments Corp.	20,672	357,670
SM Prime Holdings, Inc.	780,850	454,217
Universal Robina Corp.	97,550	182,727

		3,174,262

Poland — 0.3%
Allegro.eu SA (a)(b)(c)	41,050	339,932
Bank Polska Kasa Opieki SA	11,016	500,608
Budimex SA	1,231	215,732
CD Projekt SA (a)	3,685	107,820
Dino Polska SA (b)(c)	3,219	312,282
KGHM Polska Miedz SA	13,171	376,154
LPP SA	119	455,471
mBank SA (b)	1,117	206,769
ORLEN SA	43,030	700,869
PGE Polska Grupa Energetyczna SA (b)	80,253	144,592
Powszechna Kasa Oszczednosci Bank Polski SA	55,727	826,860
Powszechny Zaklad Ubezpieczen SA	49,153	600,342
Santander Bank Polska SA	2,017	287,207

		5,074,638

Portugal — 0.1%
EDP - Energias de Portugal SA	271,929	1,060,966
Galp Energia SGPS SA	39,187	647,854
Jeronimo Martins SGPS SA	20,746	411,607

		2,120,427

Qatar — 0.2%
Barwa Real Estate Co.	109,970	83,247
Commercial Bank PSQC, Series R186	197,122	266,739
Dukhan Bank	164,731	174,352
Industries Qatar QSC	97,136	318,989
Masraf Al Rayan QSC	333,614	217,165
Mesaieed Petrochemical Holding Co.	245,102	131,792
Ooredoo QPSC	63,062	183,290
Qatar Electricity & Water Co. QSC	34,989	155,891
Qatar Fuel QSC	23,217	94,027
Qatar Gas Transport Co. Ltd.	132,108	144,435
Qatar International Islamic Bank QSC	102,600	307,490

Security	Shares	Value

Qatar (continued)
Qatar Islamic Bank SAQ	151,384	$788,970
Qatar National Bank QPSC	323,841	1,260,911

		4,127,298

Romania — 0.0%
NEPI Rockcastle NV	38,237	264,065

Russia(b)(d) — 0.0%
Alrosa PJSC	189,683	20
Gazprom PJSC	621,256	67
Inter RAO UES PJSC	2,890,341	312
LUKOIL PJSC	21,213	2
MMC Norilsk Nickel PJSC	3,587	—
Mobile TeleSystems PJSC	50,446	5
Moscow Exchange MICEX-Rates PJSC	63,850	7
Novatek PJSC	44,130	5
Novolipetsk Steel PJSC	58,207	6
Ozon Holdings PLC, ADR	2,417	—
PhosAgro PJSC	2,583	—
PhosAgro PJSC, GDR, Registered Shares (e)	1	—
Polyus PJSC	2,382	—
Rosneft Oil Co. PJSC	71,604	8
Sberbank of Russia PJSC	588,148	64
Severstal PAO	10,830	1
Surgutneftegas PJSC	413,786	45
Tatneft PJSC	79,440	9
TCS Group Holding PLC, Class A, GDR (e)	6,905	1
United Co. RUSAL International PJSC	172,792	19
VK Co. Ltd., GDR	5,177	1
VTB Bank PJSC	186,510,000	20
X5 Retail Group NV, GDR, Registered Shares	9,876	1
Yandex NV, Class A	16,115	2

		595

Saudi Arabia — 1.2%
ACWA Power Co.	6,847	618,852
Ades Holding Co. (b)	44,470	246,153
Advanced Petrochemical Co.	7,524	78,653
Al Rajhi Bank	134,402	2,979,506
Alinma Bank	64,687	755,779
Almarai Co. JSC	14,947	227,961
Arab National Bank	61,088	481,502
Arabian Internet & Communications Services Co.	2,351	237,019
Bank AlBilad	41,400	536,478
Bank Al-Jazira (b)	25,089	133,813
Banque Saudi Fransi	38,664	401,741
Bupa Arabia for Cooperative Insurance Co.	6,760	475,480
Co. for Cooperative Insurance	4,904	211,800
Dallah Healthcare Co.	3,678	173,186
Dar Al Arkan Real Estate Development Co. (b)	26,789	98,727
Dr Sulaiman Al Habib Medical Services Group Co.	6,963	581,937
Elm Co.	2,061	527,180
Etihad Etisalat Co.	28,661	401,965
Jarir Marketing Co.	44,780	175,521
Mobile Telecommunications Co. Saudi Arabia	32,501	109,362
Mouwasat Medical Services Co.	5,276	191,880
Nahdi Medical Co.	3,386	133,568
Power & Water Utility Co. for Jubail & Yanbu	8,132	150,140
Riyad Bank	93,636	744,356
SABIC Agri-Nutrients Co.	17,654	577,232
Sahara International Petrochemical Co.	27,239	224,783
Saudi Arabian Mining Co. (b)	92,138	1,240,626
Saudi Arabian Oil Co. (c)	175,946	1,443,205

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Aramco Base Oil Co.	1,818	$81,182
Saudi Awwal Bank	73,131	809,208
Saudi Basic Industries Corp.	70,100	1,459,974
Saudi Electricity Co.	60,072	316,810
Saudi Industrial Investment Group	31,619	188,654
Saudi Investment Bank	42,308	186,820
Saudi Kayan Petrochemical Co. (b)	43,107	103,673
Saudi National Bank	201,603	2,194,249
Saudi Research & Media Group (b)	2,197	168,525
Saudi Tadawul Group Holding Co.	3,018	219,921
Saudi Telecom Co.	140,245	1,480,523
Savola Group	22,124	333,290
Yanbu National Petrochemical Co.	28,244	280,407

		21,981,641

Singapore — 0.9%
CapitaLand Ascendas REIT	261,551	536,513
CapitaLand Integrated Commercial Trust	361,823	530,526
CapitaLand Investment Ltd./Singapore	169,500	336,348
City Developments Ltd.	59,900	259,478
DBS Group Holdings Ltd.	124,184	3,314,200
Genting Singapore Ltd.	370,000	242,659
Grab Holdings Ltd., Class A (b)	148,651	466,764
Jardine Cycle & Carriage Ltd.	6,600	118,170
Keppel Ltd.	119,900	651,542
Mapletree Logistics Trust	336,949	364,309
Mapletree Pan Asia Commercial Trust	231,900	219,799
Oversea-Chinese Banking Corp. Ltd.	279,049	2,788,219
Sea Ltd., Class A, ADR (b)	26,220	1,408,276
Seatrium Ltd. (b)	3,437,106	200,876
Sembcorp Industries Ltd.	59,600	238,259
Singapore Airlines Ltd. (a)	118,599	562,100
Singapore Exchange Ltd.	45,600	311,189
Singapore Technologies Engineering Ltd.	93,300	277,782
Singapore Telecommunications Ltd.	566,200	1,064,071
STMicroelectronics NV	50,785	2,185,699
United Overseas Bank Ltd.	89,700	1,950,080

		18,026,859

South Africa — 0.8%
Absa Group Ltd.	64,880	506,538
Anglo American Platinum Ltd. (a)	6,058	245,763
Anglo American PLC	91,248	2,248,608
Aspen Pharmacare Holdings Ltd.	36,651	424,525
Bid Corp. Ltd.	22,557	550,002
Bidvest Group Ltd.	26,537	339,783
Capitec Bank Holdings Ltd.	6,306	697,445
Clicks Group Ltd.	17,239	269,516
Discovery Ltd.	46,452	295,856
Exxaro Resources Ltd.	14,243	127,074
FirstRand Ltd.	357,357	1,164,374
Gold Fields Ltd. (a)	62,168	997,322
Harmony Gold Mining Co. Ltd.	48,026	397,122
Impala Platinum Holdings Ltd.	62,435	257,932
Kumba Iron Ore Ltd.	2,943	71,830
MTN Group Ltd.	104,721	518,136
Naspers Ltd., Class N	13,038	2,311,285
Nedbank Group Ltd.	35,865	432,696
Northam Platinum Holdings Ltd. (a)	18,042	107,576
Old Mutual Ltd.	280,861	174,241
OUTsurance Group Ltd.	85,253	189,051
Pepkor Holdings Ltd. (c)	96,071	95,716
Remgro Ltd.	36,445	234,968

Security	Shares	Value

South Africa (continued)
Sanlam Ltd.	135,200	$495,329
Sasol Ltd.	45,386	350,739
Shoprite Holdings Ltd.	30,051	392,599
Sibanye Stillwater Ltd. (a)	196,087	224,419
Standard Bank Group Ltd.	97,798	956,500
Vodacom Group Ltd.	34,946	181,834
Woolworths Holdings Ltd./South Africa (a)	55,517	173,557

		15,432,336

South Korea — 3.3%
Amorepacific Corp.	1,902	171,252
Celltrion Pharm, Inc. (b)	1,996	153,757
Celltrion, Inc.	10,725	1,464,570
CJ CheilJedang Corp.	487	105,647
CosmoAM&T Co. Ltd. (b)	1,498	178,035
Coway Co. Ltd.	4,594	192,025
DB Insurance Co. Ltd.	2,516	179,972
Delivery Hero SE (b)(c)	11,292	322,888
Doosan Bobcat, Inc.	2,907	116,635
Doosan Enerbility Co. Ltd. (b)	30,236	393,165
Ecopro BM Co. Ltd. (b)	3,294	679,908
Ecopro Co. Ltd. (b)	1,332	650,790
GS Holdings Corp.	2,934	105,586
Hana Financial Group, Inc.	21,339	934,175
Hanjin Kal Corp.	1,833	80,863
Hankook Tire & Technology Co. Ltd.	4,552	182,906
Hanmi Pharm Co. Ltd.	250	63,527
Hanmi Semiconductor Co. Ltd.	2,112	210,162
Hanon Systems	6,705	29,799
Hanwha Aerospace Co. Ltd.	2,293	353,694
Hanwha Ocean Co. Ltd. (b)	2,902	59,134
Hanwha Solutions Corp.	6,589	135,302
HD Hyundai Co. Ltd.	2,110	107,979
HLB, Inc. (b)	8,095	659,164
HMM Co. Ltd.	17,458	204,205
HYBE Co. Ltd.	1,792	304,867
Hyundai Engineering & Construction Co. Ltd.	4,660	115,232
Hyundai Glovis Co. Ltd.	1,004	134,751
Hyundai Heavy Industries Co. Ltd. (b)	2,021	178,144
Hyundai Mobis Co. Ltd.	4,678	908,176
Hyundai Motor Co.	9,428	1,659,030
Hyundai Steel Co.	9,851	232,854
Industrial Bank of Korea	31,533	327,067
Kakao Corp.	23,603	954,045
KakaoBank Corp.	13,451	280,934
Kakaopay Corp. (b)	3,033	87,747
Kangwon Land, Inc.	4,062	49,530
KB Financial Group, Inc.	27,816	1,453,595
Kia Corp.	18,804	1,562,785
Korea Aerospace Industries Ltd.	4,371	163,602
Korea Electric Power Corp. (b)	17,450	286,943
Korea Investment Holdings Co. Ltd.	1,996	98,821
Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	2,539	226,857
Korea Zinc Co. Ltd.	695	234,550
Korean Air Lines Co. Ltd.	18,478	297,504
Krafton, Inc. (b)	2,506	459,782
KT Corp.	1,934	54,549
KT&G Corp.	7,510	522,703
Kum Yang Co. Ltd. (b)	2,226	186,761
Kumho Petrochemical Co. Ltd.	1,183	123,418
L&F Co. Ltd. (b)	2,173	284,517
LG Chem Ltd.	3,388	1,108,910

14

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Corp.	8,175	$531,788
LG Display Co. Ltd. (b)	30,368	238,733
LG Electronics, Inc.	8,015	576,161
LG Energy Solution Ltd. (b)	3,209	955,964
LG H&H Co. Ltd.	839	241,021
LG Innotek Co. Ltd.	809	118,780
LG Uplus Corp.	19,172	143,088
Lotte Chemical Corp.	1,038	92,537
Meritz Financial Group, Inc.	9,258	562,933
Mirae Asset Securities Co. Ltd.	22,749	137,341
NAVER Corp.	9,203	1,278,551
NCSoft Corp.	1,351	206,673
Netmarble Corp. (b)(c)	1,410	66,068
NH Investment & Securities Co. Ltd.	5,312	46,556
Orion Corp./Republic of Korea	2,631	179,530
POSCO Future M Co. Ltd.	2,049	460,762
POSCO Holdings, Inc.	4,929	1,543,901
Posco ICT Co. Ltd.	2,635	95,115
Posco International Corp.	3,269	129,222
Samsung Biologics Co. Ltd. (b)(c)	1,133	701,242
Samsung C&T Corp.	5,348	635,980
Samsung Electro-Mechanics Co. Ltd.	4,542	506,071
Samsung Electronics Co. Ltd.	340,827	20,861,018
Samsung Engineering Co. Ltd. (b)	12,358	231,481
Samsung Fire & Marine Insurance Co. Ltd.	2,546	584,686
Samsung Heavy Industries Co. Ltd. (b)	59,459	380,844
Samsung Life Insurance Co. Ltd.	5,945	421,737
Samsung SDI Co. Ltd.	3,812	1,351,940
Samsung SDS Co. Ltd.	2,432	295,502
Samsung Securities Co. Ltd.	2,723	82,340
Shinhan Financial Group Co. Ltd.	33,717	1,189,369
SK Biopharmaceuticals Co. Ltd. (b)	2,896	198,998
SK Bioscience Co. Ltd. (b)	1,588	72,850
SK Hynix, Inc.	39,771	5,406,197
SK IE Technology Co. Ltd. (b)(c)	2,047	111,186
SK Innovation Co. Ltd. (b)	4,534	399,363
SK Square Co. Ltd. (b)	9,488	555,010
SK Telecom Co. Ltd.	3,814	151,017
SK, Inc.	2,218	300,877
SKC Co. Ltd. (b)	1,153	102,469
S-Oil Corp.	2,657	153,889
Woori Financial Group, Inc.	41,683	452,143
Yuhan Corp.	3,378	194,211

		62,977,958

Spain — 1.6%
Acciona SA	1,476	179,630
ACS Actividades de Construccion y Servicios SA	15,290	640,321
Aena SME SA (c)	4,988	982,404
Amadeus IT Group SA	30,892	1,983,164
Banco Bilbao Vizcaya Argentaria SA	427,001	5,084,937
Banco Santander SA	1,162,341	5,677,372
CaixaBank SA	282,942	1,372,997
Cellnex Telecom SA (c)	38,756	1,370,982
EDP Renovaveis SA	21,451	290,493
Enagas SA	8,450	125,532
Endesa SA	25,932	480,817
Grifols SA , Class A (b)	24,792	223,002
Iberdrola SA	424,682	5,274,701
Industria de Diseno Textil SA	74,801	3,766,699

Security	Shares	Value

Spain (continued)
Redeia Corp. SA	20,753	$354,483
Repsol SA	90,531	1,511,072
Telefonica SA	362,153	1,599,357

		30,917,963

Sweden — 2.0%
Alfa Laval AB	22,061	866,872
Assa Abloy AB, Class B	68,730	1,972,434
Atlas Copco AB	109,682	1,619,997
Atlas Copco AB, A Shares	202,106	3,413,277
Beijer Ref AB, Class B (a)	29,241	434,168
Boliden AB	16,221	450,418
Epiroc AB, Class A	49,937	937,445
Epiroc AB, Class B	22,861	387,150
EQT AB	25,218	798,389
Essity AB, Class B	44,667	1,061,025
Evolution AB (c)	12,727	1,580,743
Fastighets AB Balder, Class B (b)	48,678	357,562
Getinge AB, Class B	16,044	322,691
H&M Hennes & Mauritz AB, B Shares (a)	46,295	754,890
Hexagon AB, Class B	142,369	1,682,934
Holmen AB, Class A	6,309	256,649
Husqvarna AB, B Shares	22,734	194,535
Industrivarden AB, Class A	11,567	397,786
Industrivarden AB, Series C, C Shares	8,323	286,199
Indutrade AB	17,623	479,994
Investment AB Latour, Class B	13,900	365,412
Investor AB, Class B	131,115	3,290,240
L E Lundbergforetagen AB, Class B	6,442	348,693
Lifco AB, Class B	16,700	436,109
Nibe Industrier AB, Class B	106,085	521,662
Saab AB, Class B	6,068	539,766
Sagax AB, Class B	11,719	309,151
Sandvik AB	75,323	1,672,228
Securitas AB, B Shares	38,094	392,712
Skandinaviska Enskilda Banken AB, Class A	114,035	1,544,893
Skanska AB, B Shares	21,743	387,211
SKF AB, Class B	28,327	578,290
Svenska Cellulosa AB SCA, Class B	38,142	586,395
Svenska Handelsbanken AB, A Shares	115,347	1,166,156
Swedbank AB, A Shares	61,697	1,224,545
Swedish Orphan Biovitrum AB (b)	16,257	405,817
Tele2 AB, B Shares	38,108	312,922
Telefonaktiebolaget LM Ericsson, B Shares	206,162	1,108,771
Telia Co. AB	158,189	405,431
Volvo AB, Class A	13,043	359,160
Volvo AB, Class B	107,885	2,923,840
Volvo Car AB, Class B (b)	44,422	168,181

		37,302,743

Switzerland — 4.0%
ABB Ltd., Class N, Registered Shares	111,957	5,193,719
Adecco Group AG, Class N, Registered Shares	12,824	507,347
Alcon, Inc.	37,366	3,090,594
Avolta AG, Class N, Registered Shares (b)	6,282	261,566
Bachem Holding AG, Class N (a)	2,994	286,715
Baloise Holding AG, Class N, Registered Shares	3,703	580,651
Banque Cantonale Vaudoise, Registered Shares	2,388	277,810
Barry Callebaut AG, Class N, Registered Shares	293	425,612
BKW AG	1,298	199,457

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG	69	$825,848
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	9	1,085,751
Cie Financiere Richemont SA, Class A, Registered Shares	38,515	5,863,539
Clariant AG, Class N, Registered Shares	14,711	199,039
DSM-Firmenich AG	13,452	1,529,923
EMS-Chemie Holding AG, Registered Shares	523	400,837
Geberit AG, Class N, Registered Shares	2,341	1,383,493
Givaudan SA, Class N, Registered Shares	684	3,044,988
Helvetia Holding AG, Registered Shares	2,687	370,459
Julius Baer Group Ltd., Class N	13,632	790,634
Kuehne and Nagel International AG, Registered Shares	3,963	1,102,580
Logitech International SA, Class N, Registered Shares	12,142	1,088,036
Lonza Group AG, Registered Shares	5,281	3,155,917
Novartis AG, Class N, Registered Shares	147,488	14,285,450
Partners Group Holding AG	1,556	2,222,723
Sandoz Group AG (b)	28,847	870,768
Schindler Holding AG	2,550	641,881
Schindler Holding AG, Class N, Registered Shares	2,124	518,271
SGS SA (a)	10,715	1,040,238
SIG Group AG	20,650	457,899
Sika AG, Registered Shares	10,654	3,170,100
Sonova Holding AG, Registered Shares	3,539	1,024,870
Straumann Holding AG, Registered Shares	8,012	1,278,376
Swatch Group AG	1,960	457,233
Swatch Group AG, Class N, Registered Shares	3,146	142,652
Swiss Life Holding AG, Class N, Registered Shares	2,024	1,419,617
Swiss Prime Site AG, Registered Shares	6,269	591,336
Swisscom AG, Class N, Registered Shares	1,781	1,090,070
Temenos AG, Class N, Registered Shares	4,681	334,834
UBS Group AG, Registered Shares	238,369	7,339,602
VAT Group AG (c)	2,018	1,042,486
Zurich Insurance Group AG, Class N	10,477	5,659,826

		75,252,747

Taiwan — 4.7%
Accton Technology Corp.	36,000	515,898
Acer, Inc.	179,504	261,650
Advantech Co. Ltd.	28,769	366,008
Alchip Technologies Ltd.	5,000	494,782
ASE Technology Holding Co. Ltd.	230,343	1,118,106
Asia Cement Corp.	138,233	176,840
Asustek Computer, Inc.	56,220	744,266
AUO Corp.	391,200	221,161
Catcher Technology Co. Ltd.	45,000	305,788
Cathay Financial Holding Co. Ltd.	701,622	1,057,326
Chailease Holding Co. Ltd.	113,943	610,559
Chang Hwa Commercial Bank Ltd.	294,541	167,010
Cheng Shin Rubber Industry Co. Ltd.	203,436	315,799
China Airlines Ltd.	228,000	138,837
China Development Financial Holding Corp. (b)	1,516,191	655,856
China Steel Corp.	818,638	608,774
Chunghwa Telecom Co. Ltd.	262,000	1,029,171
Compal Electronics, Inc.	273,000	326,968
CTBC Financial Holding Co. Ltd.	1,297,601	1,313,376
Delta Electronics, Inc.	134,000	1,434,185
E Ink Holdings, Inc.	58,000	411,570
E.Sun Financial Holding Co. Ltd.	1,072,005	909,077

Security	Shares	Value

Taiwan (continued)
Eclat Textile Co. Ltd.	12,303	$210,413
eMemory Technology, Inc.	5,000	375,415
Eva Airways Corp.	170,000	167,901
Evergreen Marine Corp. Taiwan Ltd.	74,055	407,258
Far Eastern New Century Corp.	207,607	214,316
Far EasTone Telecommunications Co. Ltd.	144,000	364,010
Feng TAY Enterprise Co. Ltd.	54,996	271,369
First Financial Holding Co. Ltd.	691,867	596,552
Formosa Chemicals & Fibre Corp.	218,360	373,037
Formosa Petrochemical Corp.	117,000	250,952
Formosa Plastics Corp.	244,040	519,140
Fubon Financial Holding Co. Ltd.	689,558	1,492,641
Gigabyte Technology Co. Ltd.	34,000	332,693
Global Unichip Corp.	8,000	304,873
Globalwafers Co. Ltd.	17,000	295,149
Hon Hai Precision Industry Co. Ltd.	949,800	4,451,701
Hotai Motor Co. Ltd.	18,360	371,071
Hua Nan Financial Holdings Co. Ltd.	517,220	369,998
Innolux Corp.	536,908	255,015
Inventec Corp.	168,470	308,318
Largan Precision Co. Ltd.	7,000	531,355
Lite-On Technology Corp.	149,816	496,631
MediaTek, Inc.	109,255	4,079,545
Mega Financial Holding Co. Ltd.	849,971	1,068,780
Micro-Star International Co. Ltd.	67,000	349,628
Nan Ya Plastics Corp.	364,790	627,570
Nan Ya Printed Circuit Board Corp.	12,000	74,238
Nanya Technology Corp.	65,000	137,275
Nien Made Enterprise Co. Ltd.	9,000	99,753
Novatek Microelectronics Corp.	42,000	773,211
Pegatron Corp.	116,000	361,139
PharmaEssentia Corp. (b)	15,000	149,984
Pou Chen Corp.	90,000	101,880
Powerchip Semiconductor Manufacturing Corp. (b)	231,000	186,952
President Chain Store Corp.	40,000	331,692
Quanta Computer, Inc.	193,000	1,690,095
Realtek Semiconductor Corp.	40,240	700,747
Ruentex Development Co. Ltd.	97,478	106,756
Shanghai Commercial & Savings Bank Ltd.	309,075	465,919
Shin Kong Financial Holding Co. Ltd. (b)	784,499	197,509
SinoPac Financial Holdings Co. Ltd.	637,596	428,187
Synnex Technology International Corp.	72,500	177,492
Taishin Financial Holding Co. Ltd.	795,025	445,849
Taiwan Business Bank	412,672	205,021
Taiwan Cement Corp.	505,240	500,066
Taiwan Cooperative Financial Holding Co. Ltd.	818,564	664,431
Taiwan High Speed Rail Corp.	140,000	131,887
Taiwan Mobile Co. Ltd.	156,800	499,523
Taiwan Semiconductor Manufacturing Co. Ltd.	1,761,000	42,864,655
Unimicron Technology Corp.	102,000	606,409
Uni-President Enterprises Corp.	357,950	854,187
United Microelectronics Corp.	817,000	1,326,843
Vanguard International Semiconductor Corp.	63,000	166,977
Voltronic Power Technology Corp.	4,000	206,309
Walsin Lihwa Corp.	185,100	216,274
Wan Hai Lines Ltd.	39,215	54,043
Winbond Electronics Corp.	169,552	143,058
Wistron Corp.	194,000	730,814
Wiwynn Corp.	6,000	410,858
WPG Holdings Ltd.	102,448	307,379
Yageo Corp.	22,909	425,106

16

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Yang Ming Marine Transport Corp.	110,000	$151,866
Yuanta Financial Holding Co. Ltd.	623,584	586,728
Zhen Ding Technology Holding Ltd.	37,710	147,280

		89,896,730

Thailand — 0.4%
Advanced Info Service PCL, NVDR	93,200	521,339
Airports of Thailand PCL, NVDR	413,700	740,382
Asset World Corp. PCL, NVDR	606,100	68,618
Bangkok Dusit Medical Services PCL, NVDR	850,600	659,352
Bangkok Expressway & Metro PCL, NVDR	553,100	121,282
BTS Group Holdings PCL, NVDR	513,400	78,935
Bumrungrad Hospital PCL, NVDR	51,000	312,078
Central Pattana PCL, NVDR	105,500	181,715
Central Retail Corp. PCL, NVDR	103,400	102,134
Charoen Pokphand Foods PCL, NVDR	204,000	101,897
CP ALL PCL, NVDR	384,600	575,352
CP Axtra PCL, NVDR	165,700	142,058
Delta Electronics Thailand PCL, NVDR	236,100	468,648
Energy Absolute PCL, NVDR	98,300	92,507
Global Power Synergy PCL, NVDR	42,200	60,887
Gulf Energy Development PCL, NVDR	253,100	303,754
Home Product Center PCL, NVDR	339,932	99,864
Indorama Ventures PCL, NVDR	97,000	63,633
Intouch Holdings PCL, NVDR	41,000	77,339
Kasikornbank PCL, NVDR	29,700	100,976
Krung Thai Bank PCL, NVDR	285,275	131,510
Krungthai Card PCL, NVDR	144,300	181,277
Land & Houses PCL, NVDR (a)	601,300	121,273
Minor International PCL, NVDR	147,580	133,712
Muangthai Capital PCL, NVDR	57,700	73,671
PTT Exploration & Production PCL, NVDR	109,022	447,062
PTT Global Chemical PCL, NVDR	115,068	120,101
PTT Oil & Retail Business PCL, NVDR	346,800	167,588
PTT PCL, NVDR	597,700	549,923
SCB X PCL, NVDR	41,800	130,672
SCG Packaging PCL, NVDR	143,200	113,001
Siam Cement PCL, NVDR	54,100	378,561
Thai Oil PCL, NVDR	51,600	83,329
TMBThanachart Bank PCL, NVDR	3,816,300	190,442
True Corp. PCL, NVDR (b)	1,194,925	252,479

		7,947,351

Turkey — 0.2%
Akbank TAS, Class A	213,323	308,664
Aselsan Elektronik Sanayi Ve Ticaret A/S, Class A	93,534	160,273
BIM Birlesik Magazalar A/S, Class A	24,603	267,293
Coca-Cola Icecek A/S, Class A	5,396	93,799
Eregli Demir ve Celik Fabrikalari TAS, Class A, Registered Shares (b)	95,722	124,706
Ford Otomotiv Sanayi A/S, Class A	4,907	175,302
Haci Omer Sabanci Holding A/S, Class A	71,332	183,045
KOC Holding A/S, Class A	53,193	334,652
Sasa Polyester Sanayi AS (b)	92,041	122,416
Tofas Turk Otomobil Fabrikasi A/S, Class A	8,740	73,668
Turk Hava Yollari AO, Class A (b)	33,173	305,509
Turkcell Iletisim Hizmetleri A/S, Class A	84,603	178,990
Turkiye Is Bankasi A/S, Class C	570,904	198,082
Turkiye Petrol Rafinerileri A/S, Class A	67,360	368,568

Security	Shares	Value

Turkey (continued)
Turkiye Sise ve Cam Fabrikalari A/S, Class A	96,380	$135,580
Yapi ve Kredi Bankasi AS, Class A	231,458	196,760

		3,227,307

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC	203,805	466,189
Abu Dhabi Islamic Bank PJSC	109,255	324,887
Abu Dhabi National Oil Co. for Distribution PJSC	423,736	420,015
Aldar Properties PJSC	238,393	358,344
Americana Restaurants International PLC	167,650	150,199
Dubai Islamic Bank PJSC	287,594	457,362
Emaar Properties PJSC	492,362	1,092,722
Emirates NBD Bank PJSC	142,759	672,539
Emirates Telecommunications Group Co. PJSC	240,707	1,200,831
First Abu Dhabi Bank PJSC	318,686	1,162,882
Multiply Group PJSC (b)	233,097	142,185

		6,448,155

United Kingdom — 6.9%
3i Group PLC	66,743	2,366,533
abrdn PLC	126,751	225,791
Admiral Group PLC	17,979	644,326
Anglogold Ashanti PLC	29,334	654,921
Ashtead Group PLC	33,914	2,415,666
Associated British Foods PLC, Series 20B	23,283	734,599
AstraZeneca PLC	110,121	14,794,071
Auto Trader Group PLC (c)	77,280	682,453
Aviva PLC	176,663	1,108,506
BAE Systems PLC	214,776	3,660,947
Barclays PLC	1,066,698	2,472,228
Barratt Developments PLC	64,968	389,943
Berkeley Group Holdings PLC	6,612	397,252
BP PLC	1,219,213	7,648,641
British American Tobacco PLC	149,213	4,528,775
BT Group PLC	467,882	647,530
Bunzl PLC	24,465	941,354
Burberry Group PLC	26,168	400,275
Centrica PLC	426,543	687,612
CK Hutchison Holdings Ltd.	198,008	952,943
Coca-Cola Europacific Partners PLC	14,736	1,030,783
Compass Group PLC	118,876	3,486,947
Croda International PLC	8,990	556,260
DCC PLC, Series A	6,340	461,274
Diageo PLC	158,667	5,871,030
Endeavour Mining PLC	13,326	270,413
Entain PLC	44,257	444,119
Flutter Entertainment PLC (b)	12,529	2,497,449
Halma PLC	29,226	872,699
Hargreaves Lansdown PLC	26,614	247,006
HSBC Holdings PLC	1,378,295	10,773,890
Imperial Brands PLC	60,879	1,360,925
Informa PLC	95,973	1,006,949
InterContinental Hotels Group PLC	11,772	1,223,250
Intertek Group PLC	11,608	730,698
J Sainsbury PLC	105,979	361,858
JD Sports Fashion PLC	233,768	397,138
Kingfisher PLC (a)	161,823	509,302
Land Securities Group PLC	44,431	369,041
Legal & General Group PLC	409,914	1,316,920
Lloyds Banking Group PLC, Series L	4,703,155	3,075,842
London Stock Exchange Group PLC	29,119	3,484,206

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
M&G PLC	147,658	$410,983
Melrose Industries PLC	90,172	765,641
National Grid PLC	266,485	3,590,618
NatWest Group PLC	413,096	1,383,598
Next PLC	9,518	1,109,460
Ocado Group PLC (b)	41,160	236,047
Pearson PLC	44,562	586,769
Pepco Group NV (b)	15,565	70,147
Persimmon PLC	23,234	385,231
Phoenix Group Holdings PLC	43,508	303,792
Reckitt Benckiser Group PLC	50,712	2,890,839
RELX PLC	134,303	5,791,874
Rentokil Initial PLC	183,389	1,090,341
Rolls-Royce Holdings PLC (b)	615,530	3,311,775
Sage Group PLC	75,057	1,199,564
Schroders PLC	76,220	362,109
Segro PLC	100,406	1,144,782
Severn Trent PLC	16,765	523,123
Smith & Nephew PLC	58,129	727,716
Smiths Group PLC	22,773	472,050
Spirax-Sarco Engineering PLC	5,069	643,134
SSE PLC	74,768	1,558,762
St. James’s Place PLC	48,995	287,438
Standard Chartered PLC	163,315	1,384,538
Taylor Wimpey PLC, Series L	211,225	365,180
Tesco PLC	492,742	1,845,551
Unilever PLC	180,578	9,065,341
United Utilities Group PLC	45,859	595,875
Vodafone Group PLC	1,576,827	1,398,526
Whitbread PLC	12,320	515,073
Wise PLC, Class A (b)	43,815	512,169
WPP PLC	100,479	952,252

		132,182,663

United States — 4.8%
Brookfield Renewable Corp., Class A	7,825	192,022
BRP, Inc. (a)	3,898	261,728
CRH PLC	49,758	4,294,612
CSL Ltd.	33,950	6,369,950
CyberArk Software Ltd. (b)	3,224	856,391
Experian PLC	63,089	2,748,973
Ferrovial SE	36,858	1,459,276
GFL Environmental, Inc.	15,379	530,326
GSK PLC	299,013	6,419,922
Haleon PLC	503,359	2,109,464
Holcim AG	37,166	3,367,118
James Hardie Industries PLC (b)	31,718	1,274,854
JBS S/A	44,372	190,214
Legend Biotech Corp., ADR (a)(b)	5,488	307,822
Monday.com Ltd. (b)	2,046	462,130
Nestle SA, Class N, Registered Shares	191,056	20,299,692
Parade Technologies Ltd.	7,000	201,470
QIAGEN NV	16,846	719,957
Roche Holding AG	52,853	13,522,428
Sanofi SA	82,463	8,022,365
Schneider Electric SE	39,350	8,896,106
Stellantis NV	159,862	4,541,524

Security	Shares	Value

United States (continued)
Swiss Re AG	21,458	$2,760,247
Tenaris SA	39,525	781,458

		90,590,049

Zambia — 0.0%
First Quantum Minerals Ltd.	54,049	580,970

Total Common Stocks — 97.5% (Cost: $1,332,388,509)		1,854,724,182

Preferred Securities

Preferred Stocks — 1.0%

Brazil — 0.4%
Banco Bradesco SA	374,647	1,065,212
Centrais Eletricas Brasileiras SA	8,083	75,151
Cia Energetica de Minas Gerais	132,617	332,111
Companhia Paranaense de Energia	84,716	162,493
Gerdau SA	118,792	525,817
Itau Unibanco Holding SA	332,292	2,295,050
Itausa SA	339,531	710,826
Petroleo Brasileiro SA	363,143	2,705,073

		7,871,733

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA Class B	11,036	538,448

Colombia — 0.0%
Bancolombia SA	28,795	244,815

Germany — 0.3%
Bayerische Motoren Werke AG	5,302	568,918
Dr Ing hc F Porsche AG(c)	8,133	808,891
Henkel AG & Co. KGaA	12,567	1,010,085
Porsche Automobil Holding SE	11,861	628,323
Sartorius AG	1,834	728,300
Volkswagen AG	14,850	1,969,466

		5,713,983

Russia — 0.0%
Surgutneftegas PJSC(b)(d)	376,618	41

South Korea — 0.2%
Hyundai Motor Co., Preference Shares,	6,620	773,840
LG Chem Ltd.	671	149,707
Samsung Electronics Co. Ltd.	57,163	2,853,131

		3,776,678

Total Preferred Securities — 1.0% (Cost: $14,440,115)		18,145,698

18

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants

Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(b)(d)	1,354	$—

Total Warrants — 0.0% (Cost: $ — )		—

Total Long-Term Investments — 98.5% (Cost: $1,346,828,624)		1,872,869,880

Short-Term Securities

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(f)(g)(h)	39,966,320	39,982,306
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(f)(g)	17,409,983	17,409,983

Total Short-Term Securities — 3.0% (Cost: $57,388,168)		57,392,289

Total Investments — 101.5% (Cost: $1,404,216,792)		1,930,262,169

Liabilities in Excess of Other Assets — (1.5)%		(27,898,918)

Net Assets — 100.0%		$1,902,363,251

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Master Portfolio.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$49,195,915	$—		$(9,204,199	)(a)	$(1,354)	$(8,056)	$39,982,306	39,966,320	$46,212	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	17,409,983	(a)	—		—	—	17,409,983	17,409,983	228,600		—

						$(1,354)	$(8,056)	$57,392,289		$274,812		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSE 60 Index Mini	33	06/20/24	$1,634	$22,587
MSCI EAFE Index	117	06/21/24	13,789	108,188
MSCI Emerging Markets Index	113	06/21/24	5,927	9,539

				$140,314

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks

Australia	$—	$89,060,773	$—	$89,060,773
Austria	—	2,657,736	—	2,657,736
Belgium	260,704	9,765,521	—	10,026,225
Brazil	20,484,039	353,081	—	20,837,120
Canada	138,687,719	—	—	138,687,719
Chile	1,902,173	1,130,148	—	3,032,321
China	13,252,873	121,553,170	—	134,806,043
Colombia	286,756	—	—	286,756
Czech Republic	366,824	247,339	—	614,163
Denmark	—	44,327,467	—	44,327,467
Egypt	—	170,437	—	170,437
Finland	—	11,713,795	—	11,713,795
France	242,631	125,133,671	—	125,376,302
Germany	—	99,195,310	—	99,195,310
Greece	1,833,433	1,037,621	—	2,871,054
Hong Kong	260,462	20,153,803	—	20,414,265
Hungary	1,292,763	—	—	1,292,763
India	4,105,644	87,762,333	—	91,867,977
Indonesia	388,309	9,368,920	—	9,757,229
Ireland	1,239,336	3,993,335	—	5,232,671
Israel	3,087,647	4,714,692	—	7,802,339
Italy	192,163	28,713,474	—	28,905,637
Japan	11,095,068	274,982,282	—	286,077,350
Jordan	—	235,402	—	235,402
Kuwait	171,902	3,985,352	—	4,157,254
Luxembourg	173,107	1,622,795	—	1,795,902
Macau	—	1,304,768	—	1,304,768
Malaysia	1,757,566	5,129,026	—	6,886,592
Mexico	710,836	13,968,996	—	14,679,832
Netherlands	203,688	72,311,331	—	72,515,019
New Zealand	1,981,714	920,131	—	2,901,845
Norway	465,304	6,222,078	—	6,687,382
Peru	1,019,977	—	—	1,019,977
Philippines	2,033,670	1,140,592	—	3,174,262

20

Schedule of Investments (unaudited) (continued) March 31, 2024	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Poland	$215,732	$4,858,906	$—	$5,074,638
Portugal	—	2,120,427	—	2,120,427
Qatar	2,635,766	1,491,532	—	4,127,298
Romania	264,065	—	—	264,065
Russia	—	—	595	595
Saudi Arabia	4,433,894	17,547,747	—	21,981,641
Singapore	1,875,040	16,151,819	—	18,026,859
South Africa	7,391,242	8,041,094	—	15,432,336
South Korea	26,905,032	36,072,926	—	62,977,958
Spain	—	30,917,963	—	30,917,963
Sweden	405,817	36,896,926	—	37,302,743
Switzerland	—	75,252,747	—	75,252,747
Taiwan	52,317,153	37,579,577	—	89,896,730
Thailand	—	7,947,351	—	7,947,351
Turkey	2,148,186	1,079,121	—	3,227,307
United Arab Emirates	6,448,155	—	—	6,448,155
United Kingdom	1,030,783	131,151,880	—	132,182,663
United States	2,800,633	87,789,416	—	90,590,049
Zambia	580,970	—	—	580,970
Preferred Securities
Preferred Stocks
South Korea	—	3,776,678	—	3,776,678
Brazil	7,871,733	—	—	7,871,733
Chile	—	538,448	—	538,448
Colombia	—	244,815	—	244,815
Russia	—	—	41	41
Germany	—	5,713,983	—	5,713,983
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	57,392,289	—	—	57,392,289

	$382,212,798	$1,548,048,735	$636	$1,930,262,169

Derivative Financial Instruments
Assets
Equity Contracts	$140,314	$—	$—	$140,314

Portfolio Abbreviation

ADR	American Depositary Receipt

CD	Certificate of Deposit

CVA	Certificaten Van Aandelen (Dutch Certificate)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

SRF	State Revolving Fund

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21